UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 32.1%
*	Activision, Inc.	301,735	$6,515
*	Adobe Systems Incorporated	166,965	7,290
*	Cisco Systems, Inc.	454,870	15,061
*	Cognizant Technology Solutions Corporation	87,655	6,992
*	EMC Corporation	351,825	7,318
*	Euronet Worldwide, Inc.	141,655	4,217
*	FLIR Systems, Inc.	75,615	4,188
*	j2 Global Communications, Inc.	234,870	7,687
*	Network Appliance, Inc.	262,380	7,061
*	Nuance Communications, Inc.	211,570	4,086
	Paychex, Inc.	158,980	6,518
	Qualcomm Incorporated	158,145	6,683
*	Silicon Laboratories Inc.	210,860	8,806
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	1,029,051	10,414
*	Verisign Inc.	113,300	3,823
*	Vistaprint Limited+	152,058	5,682

			112,341

	Health Care - 18.1%
	Allergan, Inc.	113,780	7,335
*	American Medical Systems Holdings, Inc.	194,940	3,304
	C.R. Bard, Inc.	73,105	6,447
*	Genentech, Inc.	104,360	8,142
*	Gilead Sciences, Inc.	227,550	9,300
*	Healthways, Inc.	136,595	7,372
*	Hologic, Inc.	89,710	5,472
*	Idexx Laboratories, Inc.	33,390	3,659
*	Integra Lifesciences Holding Corporation	100,745	4,894
	Pharmaceutical Product Development Inc.	207,165	7,342

			63,267

	Industrials & Services - 16.7%
	ABB Ltd - ADR	282,890	7,420
	Danaher Corporation	174,246	14,412
	Expeditors International of Washington, Inc.	108,770	5,145
	Fastenal Company	181,284	8,232
*	IHS Inc.	104,710	5,915
*	InnerWorkings, Inc.	270,540	4,661
	Rockwell Automation, Inc.	68,335	4,750
	Rockwell Collins, Inc.	111,515	8,145

			58,680

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)
	Energy - 7.5%
	Apache Corporation	86,350	$7,777
	Smith International, Inc.	160,175	11,437
	Suncor Energy, Inc.+	74,185	7,034

			26,248

	Consumer Staples - 7.2%
	PepsiCo, Inc.	127,850	9,366
	Walgreen Co.	235,430	11,122
	Wal Mart De Mexico - ADR	128,205	4,846

			25,334

	Consumer Discretionary - 7.1%
*	Coinstar, Inc.	170,730	5,492
	Johnson Controls, Inc.	74,067	8,748
*	McCormick & Schmick’s Seafood Restaurants, Inc.	129,385	2,436
*	Starbucks Corporation	153,610	4,025
*	Tractor Supply Company	90,635	4,177

			24,878

	Financials - 5.9%
	Charles Schwab & Co., Inc.	537,040	11,600
*	IntercontinentalExchange Inc.	29,790	4,525
*	MF Global Ltd.+	159,810	4,635

			20,760

	Materials - 3.5%
	Praxair, Inc.	147,410	12,347

	Total Common Stock - 98.1% (cost $270,995)		343,855

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,166,776	3,167

	Total Investment in Affiliate - 0.9% (cost $3,167)		3,167

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.180%, due 10/01/07	$5,330,000	5,330

	Total Short-Term Investment - 1.5% (cost $5,330)		5,330

	Repurchase Agreement
	State Street Bank and Trust Company, 4.75% dated 9/28/2007 due 10/01/2007, repurchase price $1,490 collateralized by GNMA, II Pool # 80628	$1,489,137	1,489

	Total Repurchase Agreement - 0.4% (cost $1,489)		1,489

	Total Investments - 100.9% (cost $280,981)		353,841

	Liabilities, plus cash and other assets - (0.9)%		(3,376)

	Net assets - 100.0%		$350,465

*	Non-income producing securities

ADR=American Depository Receipt

+ = U.S. listed foreign security

VRN=Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Tax-Managed Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 27.9%
*	Activision, Inc.	8,453	$182
*	Adobe Systems Incorporated	6,160	269
*	Alliance Data Systems Corporation	1,610	125
	Arm Holdings plc -ADR	11,960	113
*	Cisco Systems, Inc.	7,180	238
*	Electronic Arts Inc.	2,950	165
*	EMC Corporation	14,140	294
*	Euronet Worldwide, Inc.	3,770	112
*	F5 Networks, Inc.	5,160	192
	FactSet Research Systems Inc.	1,840	126
	Jabil Circuit Inc.	10,990	251
	Microchip Technology Incorporated	5,250	191
*	Network Appliance, Inc.	6,120	165
	Paychex, Inc.	5,950	244
	Qualcomm Incorporated	5,100	215
*	Silicon Laboratories Inc.	3,300	138
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	10,719	108

			3,128

	Health Care - 22.2%
	Allergan Inc.	4,090	264
	C.R.Bard, Inc.	1,710	151
*	Genzyme Corporation	1,500	93
*	Gilead Sciences, Inc.	5,770	236
*	Healthways, Inc.	5,710	308
	IMS Health, Inc.	8,820	270
*	Kyphon, Inc.	2,740	192
	Medtronic, Inc.	2,730	154
	Pharmaceutical Product Development, Inc.	5,970	212
*	Psychiatric Solutions, Inc.	4,820	189
*	ResMed, Inc.	3,564	153
*	Santarus, Inc.	8,300	22
	Stryker Corporation	3,600	248

			2,492

	Industrials - 12.9%
	Danaher Corporation	3,810	315
	Fastenal Company	3,120	142
	General Electric Company	6,985	289
*	IHS Inc.	4,640	262
	Knight Transportation, Inc.	7,832	135
	Rockwell Collins, Inc.	4,110	300

			1,443

	Consumer Discretionary - 8.6%
*	CarMax, Inc.	6,840	139
	International Game Technology	5,420	234
	Johnson Controls, Inc.	1,890	223
*	Scientific Games Corporation	3,590	135
*	Starbucks Corporation	5,190	136
*	Tractor Supply Company	2,030	93

			960

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Consumer Staples - 6.5%
	Colgate-Palmolive Company	3,020	$215
	CVS/Caremark Corporation	3,774	149
	PepsiCo, Inc.	3,095	227
	Walgreen Co.	2,975	141

			732

	Energy - 5.8%
	Smith International, Inc.	4,360	311
	Suncor Energy, Inc.+	3,630	344

			655

	Materials - 5.8%
	Airgas, Inc.	4,870	251
	Praxair, Inc.	4,750	398

			649

	Financials - 4.8%
*	Affiliated Managers Group, Inc.	1,040	133
	American International Group	2,780	188
*	IntercontinentalExchange, Inc.	930	141
	Moody’s Corporation	1,520	77

			539

	Total Common Stock - 94.5% (cost $7,824)		10,598

	Investment in Affiliate
	William Blair Ready Reserves Fund	6,489	6

	Total Investment in Affiliate - 0.1% (cost $6)		6

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.180%, due 10/01/07	$210,000	210

	Total Short-Term Investment - 1.9% (cost $210)		210

	Repurchase Agreement
	State Street Bank and Trust Company, 4.750% dated 9/28/07 due 10/01/2007 repurchase price $408, collateralized by GNMA, II Pool #81302	$407,561	408

	Total Repurchase Agreement - 3.6% (cost $408)		408

	Total Investments - 100.1% (cost $8,448)		11,222

	Liabilities, plus cash and other assets -(0.1)%		(7)

	Net assets - 100.0%		$11,215

*	Non-income producing securities

ADR=American Depository Receipt

+ = U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

William Blair Large Cap Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 31.3%
*	Adobe Systems Incorporated	21,495	$939
*	Autodesk, Inc.	12,510	625
*	Cisco Systems Inc.	53,049	1,756
	Corning Incorporated	22,710	560
*	EMC Corporation	48,715	1,013
	Maxim Integrated Products, Inc.	16,860	495
*	Network Appliance, Inc.	22,360	602
	Paychex, Inc.	21,335	875
	Qualcomm Incorporated	14,595	617
	Taiwan Semiconductor Mfg. Co. Ltd.-ADR	86,456	875
	Texas Instruments Incorporated	15,190	556
*	Verisign, Inc.	14,260	481

			9,394

	Industrials - 15.2%
	ABB Ltd. - ADR	28,080	737
	Danaher Corporation	21,477	1,776
	Expeditors International of Washington, Inc.	9,470	448
	Rockwell Automation, Inc.	6,140	427
	Rockwell Collins, Inc.	16,245	1,187

			4,575

	Health Care - 14.7%
	Allergan, Inc.	10,880	701
	C. R. Bard, Inc.	10,015	883
*	Genentech, Inc.	12,760	996
*	Gilead Sciences, Inc.	22,470	918
*	Hologic, Inc.	7,740	472
*	Thermo Fisher Scientific Inc.	7,880	455

			4,425

	Consumer Staples - 9.5%
	PepsiCo, Inc.	12,335	904
	Walgreen Co.	32,245	1,523
	Wal Mart De Mexico- ADR	11,360	429

			2,856

	Energy - 9.3%
	Apache Corporation	9,360	843
	Schlumberger Limited	11,585	1,216
	Suncor Energy, Inc.+	7,785	738

			2,797

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Financials - 7.5%
	Charles Schwab & Co, Inc.	46,065	$995
	Franklin Resources, Inc.	6,425	819
*	IntercontinentalExchange, Inc.	2,950	448

			2,262

	Consumer Discretionary - 6.4%
*	Coach, Inc.	10,300	487
	Johnson Controls, Inc.	8,685	1,026
	Omnicom Group Inc.	8,400	404

			1,917

	Materials - 4.6%
	Praxair, Inc.	16,390	1,373

	Total Common Stock - 98.5% (cost $24,576)		29,599

	Investment in Affiliate
	William Blair Ready Reserves Fund	241,423	241

	Total Investment in Affiliate - 0.8% (cost $241)		241

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.180%, due 10/1/07	$330,000	330

	Total Short-Term Investment - 1.1% (cost $330)		330

	Repurchase Agreement
	State Street Bank and Trust Company, 4.75% dated 9/28/2007, due 10/1/2007, repurchase price $180, collateralized by GNMA, II Pool #80628	$180,147	180

	Total Repurchase Agreement - 0.6% (cost $180)		180

	Total Investments - 101.0% (cost $25,327)		30,350

	Liabilities, plus cash and other assets - (1.0)%		(295)

	Net assets - 100.0%		$30,055

*	Non-income producing securities

ADR=American Depository Receipt

+ = U.S. listed foreign security

VRN =Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal	Value
	Common Stocks

	Information Technology - 31.5%
*	ACI Worldwide, Inc.	542,119	$12,116
*	DTS, Inc.	852,469	25,889
*	EarthLink, Inc.	2,457,724	19,465
*	Euronet Worldwide, Inc.	1,278,782	38,069
*	GigaMedia Limited+	1,675,922	27,083
*	j2 Global Communications, Inc.	952,847	31,187
*	MathStar, Inc.	2,033,204	2,277
*	Miva, Inc.	2,088,165	9,856
*	Monolithic Power Systems	250,218	6,355
*	Nuance Communications, Inc.	1,149,944	22,205
*	Optimal Group, Inc.+	2,859,908	15,444
*	PDF Solutions, Inc.	1,202,993	11,886
*	Rainmaker Systems, Inc.	360,093	9,834
*	Perfect World Co., Ltd. - ADR	771,317	6,687
*	Silicon Laboratories, Inc.	801,911	33,488
*	Skillsoft, plc - ADR	1,883,815	16,936
*	Think Partnership, Inc.	4,626,270	6,939
*	Ultimate Software Group, Inc.	519,585	18,134
	United Online, Inc.	1,124,000	16,871
*	Virtusa Corporation	813,931	12,209
*	VistaPrint Limited+	725,012	27,094
*	Volterra Semiconductor Corporation	1,766,118	21,688
*	Website Pros, Inc.	1,485,311	15,536
*	WNS Holdings Limited - ADR	773,079	13,297

			420,545

	Health Care - 22.4%
*	Air Methods Corporation	641,710	29,647
*	American Medical Systems Holdings, Inc.	996,731	16,894
*	Axcan Pharma, Inc.+	1,412,710	29,342
*	Capital Senior Living Corporation	1,247,946	10,508
*	Healthways, Inc.	671,942	36,265
*	HMS Holdings Corp.	212,810	5,237
*	Hythiam, Inc.	1,372,584	10,212
*	Integra Lifesciences Holdings Corporation	311,276	15,122
*	Iris International, Inc.	482,281	9,260
*	Kensey Nash Corporation	232,079	6,059
*	LifeCell Corporation	336,018	12,624
*	Northstar Neuroscience, Inc.	136,354	1,522
*	Providence Service Corporation	918,431	26,965
*	Psychiatric Solutions, Inc.	722,900	28,395
*	Sangamo Biosciences, Inc.	918,074	12,954
*	Santarus, Inc.	1,097,972	2,910
*	Surmodics, Inc.	501,114	24,560
*	Trinity Biotech plc - ADR	1,142,849	12,000
*	Zila, Inc.	7,237,388	8,396

			298,872

	Consumer Discretionary - 17.2%
*	4 Kids Entertainment, Inc.	628,078	11,048
*	Century Casinos, Inc.	1,566,233	9,546
*	Coinstar, Inc.	644,404	20,730
*	DG Fastchannel, Inc.	1,012,376	23,872
*	Duckwall-ALCO Stores, Inc.	405,838	14,955
*	Granite City Food & Brewery Ltd.	1,372,423	5,764
*	Jarden Corporation	758,760	23,476
*	Jos. A. Bank Clothiers, Inc.	346,822	11,591
*	Kona Grill, Inc.	435,134	6,248
*	Kona Grill, Inc.** (restricted)	322,795	5,730
*	Lions Gate Entertainment Corporation+	1,263,532	13,027
*	Mertiage Homes Corporation	378,120	5,339
*	Motorcar Parts of America, Inc.**	743,836	8,833
*	Progressive Gaming International Corporation **	3,016,835	13,427
*	Select Comfort Corporation	839,318	11,709
*	Shuffle Master, Inc.	694,768	10,387
	Standard Pacific Corporation	748,741	4,148
	Strayer Education, Inc.	116,506	19,646
*	ValueVision Media, Inc., Class “A”	1,400,477	10,378

			229,854

	Financials - 8.5%
*	Banctec, Inc.**	1,809,982	14,480
*	Cash Systems, Inc.	1,146,065	6,040
*	First Cash Financial Services, Inc.	876,519	20,528
*	FirstService Corporation +	545,721	16,961
*	Marlin Business Services Corporation	584,313	8,373
	National Financial Partners Corporation	468,450	24,819
*	Signature Bank New York	638,690	22,501

			113,702

	Industrials- 8.0%
*	American Reprographics Company	433,384	8,113
	Frozen Food Express Industries, Inc.	476,233	3,205
*	GEO Group, Inc.	740,452	21,925
	Heidrick & Struggles International, Inc.	173,408	6,321
*	Hudson Highland Group, Inc.	666,525	8,485
*	InnerWorkings, Inc.	1,679,752	28,942
*	Kforce, Inc.	941,007	12,101
*	NCI Building Systems, Inc.	392,050	16,940

			106,032

	Energy - 5.5%
*	Edge Petroleum Corporation	699,054	8,976
*	Oil States International, Inc.	422,192	20,392
*	Petrohawk Energy Corporation	1,877,867	30,834
*	W-H Energy Services, Inc.	185,855	13,707

			73,909

	Consumer Staples - 2.3%
*	Overhill Farms, Inc.	1,903,720	6,587
*	Physicians Formula Holdings, Inc.	1,352,345	15,863
*	Smart Balance, Inc.	662,662	8,177

			30,627

	Telecommunication Services - 1.9%
*	Syniverse Holdings, Inc.	1,611,025	25,615

	Total Common Stock - 97.3% (Total Cost $1,154,483)		1,299,156

	Investment in Warrants
*	Motorcar Parts of America, Inc. **	111,575	—
*	Think Partnership, Inc., 2011, $2.50 **	1,424,000	—
*	Think Partnership, Inc., 2001, $3.05 **	448,409	—
*	Think Partnership, Inc., 2011, $4.00 **	224,205	—
*	Zila, Inc., 2011, $2.21 **	2,271,528	—

	Total Investment in Warrants - 0.0% (cost $0)		—

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,536,545	1,537

	Total Investment in Affiliate - 0.1% (cost $1,537)		1,537

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 4.978%, due 10/1/07	$7,710,000	7,710
	Prudential Funding Demand Note, VRN 5.180%, due 10/1/07	7,402,000	7,402

	Total Short-Term Investments - 1.1% (cost $15,112)		15,112

	Repurchase Agreement
	State Street Bank and Trust Company, 4.75% dated 9/28/2007, due 10/01/2007, repurchase price $9,097, collateralized by GNMA, II Pool #80968	$9,092,740	9,093
	Total Repurchase Agreement - 0.7% (cost $9,093)		9,093

	Total Investments - 99.2% (cost $1,180,225)		1,324,898
	Cash and other assets, less liabilities - 0.8%		10,724

	Net assets - 100.0%		$1,335,622

*	Non-income producing securities

ADR = American Depository Receipt

+ = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. The holdings represents 3.2% of the Fund’s net assets at September 30, 2007. These securities were also deemed illiquid pursuant to Liquiduty Procedures approved by Board of Trustees.

		Share Activity				Period Ended September 30, 2007
						(in thousands)
	Security Name	Balance 12/31/2006	Purchases	Sales	Balance 9/30/2007	Value	Dividends Included in Income
1	4 Kids Entertainment, Inc.	696,575	23,800	92,297	628,078	$11,048	$—
2	Access Integrated Technologies, Inc.	1,530,387	740,427	2,270,814	—	—	—
3	Air Methods Corporation	367,540	920,509	646,339	641,710	29,647
4	Cash Systems, Inc.	—	1,146,065	—	1,146,065	6,040
5	Century Casinos, Inc.	1,546,133	75,400	55,300	1,566,233	9,546	—
6	DG Fastchannel, Inc	971,150	706,613	665,387	1,012,376	23,872	—
7	Duckwall-ALCO Stores, Inc.	325,133	80,705	—	405,838	14,955	—
8	Frozen Food Express Industries, Inc.	894,816	30,400	448,983	476,233	3,205	78
9	Granite City Food & Brewery, Ltd.	—	1,372,423	—	1,372,423	5,764	—
10	Kona Grill, Inc.	764,729	—	6,800	757,929	11,978	—
11	Lifecore Biomedical, Inc.	1,117,713	29,700	1,147,413	—	—	—
12	Marlin Business Services Corp.	756,915	96,400	269,002	584,313	8,373	—
13	Miva, Inc.	—	2,088,165	—	2,088,165	9,856
14	Optimal Group, Inc.	2,150,379	780,542	71,013	2,859,908	15,444	—
15	Overhill Farms, Inc.	1,903,720	—	—	1,903,720	6,587	—
16	Physicians Formula Holdings, Inc.	—	1,352,345	—	1,352,345	15,863
17	Providence Service Corporation	548,734	391,269	21,572	918,431	26,965	—
18	Santarus, Inc.	3,588,835	113,500	2,604,363	1,097,972	2,910	—
19	Stratasys, Inc.	590,537	19,400	609,937	—	—	—
20	Think Parnership, Inc.	4,627,970	125,400	127,100	4,626,270	6,939	—
21	Trinity Biotech plc - ADR	95,627	1,074,353	27,131	1,142,849	12,000	—
22	Volterra Semiconductor Corporation	1,842,933	57,700	134,515	1,766,118	21,688	—
23	Website Pros, Inc.	—	1,485,311	—	1,485,311	15,536	—
24	Zila, Inc.	7,312,888	—	75,500	7,237,388	8,396

						$266,612	—

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 27.5%
*	Activision, Inc.	64,925	$1,402
*	Autodesk, Inc.	8,910	445
*	Cognizant Technology Solutions, Class “A”	10,485	836
*	F5 Networks, Inc.	9,548	355
*	FLIR Systems, Inc.	15,000	831
*	Iron Mountain, Inc.	29,457	898
*	j2 Global Communications, Inc.	24,765	811
	Jabil Circuit, Inc.	49,675	1,135
	Maxim Integrated Products, Inc.	18,350	539
	Microchip Technology, Inc.	20,965	761
*	Network Appliance, Inc.	25,016	673
	Paychex, Inc.	35,905	1,472
*	Silicon Laboratories, Inc.	23,600	986
*	ValueClick, Inc.	2,240	50
*	Verisign, Inc.	15,600	526

			11,720

	Industrials - 16.8%
	C. H. Robinson Worldwide, Inc.	7,805	424
	Expeditors International of Washington, Inc.	15,600	738
	Fastenal Company	31,515	1,431
*	IHS Inc.	8,550	483
	MSC Industrial Direct Co., Inc.	10,940	553
	Precision Castparts Corp.	6,070	898
	Robert Half International, Inc.	22,455	671
	Rockwell Automation, Inc.	8,810	612
	Rockwell Collins, Inc.	11,335	828
*	Stericycle, Inc.	9,640	551

			7,189

	Consumer Discretionary - 14.6%
	DeVry Inc.	12,270	454
*	Dick’s Sporting Goods, Inc.	12,565	844
*	Life Time Fitness, Inc.	24,250	1,487
*	O’Reilly Automotive, Inc.	22,453	750
	PetSmart, Inc.	26,415	843
	Strayer Education, Inc.	5,190	875
*	Tractor Supply Company	20,496	945

			6,198

	Health Care - 14.2%
	C.R. Bard, Inc.	9,905	873
	Brookdale Senior Living Inc.	10,890	434
*	Healthways, Inc.	15,015	810
*	Hologic, Inc.	7,930	484
*	IDEXX Laboratories, Inc.	8,925	978
	IMS Health, Incorporated	22,075	676
*	Integra LifeSciences Holdings Corporation	4,385	213
	Pharmaceutical Product Development, Inc.	32,025	1,135
*	ResMed, Inc.	9,865	423

			6,026

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Energy - 10.0%
*	Forest Oil Corporation	14,890	$641
*	Grant Prideco, Inc.	11,660	636
	Smith International, Inc.	17,010	1,215
*	Southwestern Energy Company	4,600	193
*	Ultra Petroleum Corp. +	13,905	863
	XTO Energy Corporation	11,650	720

			4,268

	Financials - 7.4%
*	Affiliated Managers Group, Inc.	7,645	975
	BOK Financial Corporation	6,660	342
*	IntercontinetalExchange, Inc.	4,453	676
	Jones Lang LaSalle, Inc.	5,970	613
	National Financial Partners Corp.	1,600	85
*	Philadelphia Consolidated Holding Corp.	11,030	456

			3,147

	Materials - 3.5%
	Airgas, Inc.	9,200	475
	Ecolab Inc.	21,350	1,008

			1,483

	Consumer Staples - 3.4%
*	Hansen Natural Corporation	14,530	824
	Whole Foods Market, Inc.	12,750	624

			1,448

	Total Common Stock - 97.4% (cost $36,813)		41,479

	Investment in Affiliate
	William Blair Ready Reserves Fund	111,157	111

	Total Investment In Affiliate - 0.3% (cost $111)		111

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.180%, due 10/1/07	$713,000	713

	Total Short-Term Investment - 1.7% (cost $713)		713

	Repurchase Agreement
	State Street Bank & Trust Company, 4.75% dated 9/28/2007, due 10/1/2007, repurchase price $890, collateralized by FHLMC, Pool # G12126	$889,646	890
	Total Repurchase Agreement - 2.0% (Cost $890)		890

	Total Investments - 101.4% (cost $38,527)		43,193

	Liabilities, plus cash and other assets -(1.4)%		(597)

	Net Assets - 100.0%		$42,596

*	Non-income producing securities

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Information Technology - 26.5%
*	ACI Worldwide Inc	66,190	$1,479
*	Activision, Inc.	158,339	3,419
*	Autodesk, Inc.	25,750	1,287
*	Cybersource Corporation	40,200	470
*	Euronet Worldwide, Inc.	105,923	3,153
*	Iron Mountain, Inc.	94,786	2,889
*	j2 Global Communications, Inc.	83,000	2,717
	Jabil Circuit, Inc.	126,755	2,895
	Microchip Technology, Inc.	38,355	1,393
*	Nuance Communications, Inc.	125,590	2,425
*	PDF Solutions, Inc.	70,600	698
*	Silicon Laboratories, Inc.	82,090	3,428
*	Ultimate Software Group, Inc.	46,980	1,640
	United Online, Inc.	113,340	1,701
*	ValueClick, Inc.	13,167	296
*	VistaPrint Limited+	55,320	2,067

			31,957

	Industrials - 18.1%
*	Allegiant Travel Company	65,710	1,992
	C.H. Robinson Worldwide, Inc.	24,730	1,343
*	Corrections Corporation of America	83,300	2,180
	Expeditors International of Washington Inc.	28,800	1,362
	Fastenal Company	73,105	3,320
	Heidrick & Struggles International, Inc.	23,280	849
*	Hudson Highland Group, Inc.	72,050	917
*	IHS Inc	24,120	1,363
*	InnerWorkings, Inc.	167,190	2,881
*	Kforce, Inc.	80,450	1,035
	Rockwell Collins, Inc.	41,470	3,029
*	Stericycle Inc	27,330	1,562

			21,833

	Consumer Discretionary - 15.5%
*	DeVry Inc.	50,540	1,870
*	Coinstar, Inc.	59,008	1,898
*	Dick’s Sporting Goods, Inc.	17,200	1,155
*	Jarden Corporation	48,330	1,495
*	Life Time Fitness, Inc.	49,220	3,019
*	O’Reilly Automotive, Inc.	68,645	2,293
	PetSmart, Inc.	76,135	2,429
*	Shuffle Master, Inc.	61,170	914
	Strayer Education, Inc.	9,310	1,570
*	Tractor Supply Company	43,500	2,005

			18,648

	Health Care - 14.5%
	C.R.Bard, Inc.	17,710	1,562
	Brookdale Senior Living Inc.	30,570	1,217
*	Healthways, Inc.	54,065	2,918
*	Hologic Inc.	22,720	1,386
*	IDEXX Laboratories, Inc.	10,620	1,164
	IMS Health, Incorporated	63,020	1,931
*	Integra LifeSciences Holdings Corporation	40,225	1,954
	Pharmaceutical Product Development, Inc.	88,585	3,139
*	SurModics, Inc.	45,570	2,233

			17,504

	Issuer	Shares or Principal Amount	Value
	Common Stocks - (continued)

	Financials - 7.8%
*	Affiliated Managers Group, Inc.	20,295	$2,587
	Jones Lang LaSalle, Inc.	19,510	2,005
*	MF Global Ltd. +	52,580	1,525
	National Financial Partners Corporation	4,700	249
*	Philadelphia Consolidated Holding Corp.	28,130	1,163
*	Signature Bank New York	54,520	1,921

			9,450

	Energy - 7.0%
*	Forest Oil Corporation	14,570	626
*	Grant Prideco, Inc.	33,135	1,807
	Smith International, Inc.	41,145	2,938
*	Southwestern Energy Company	30,800	1,289
*	Ultra Petroleum Corp. +	28,525	1,770

			8,430

	Materials - 3.8%
	Airgas, Inc.	50,795	2,622
	Ecolab Inc.	42,960	2,028

			4,650

	Consumer Staples - 1.4%
*	Hansen Natural Corporation	29,610	1,678

	Total Common Stock - 94.6% (cost $96,935)		114,150

	Investment in Affiliate
	William Blair Ready Reserves Fund	21,593	22

	Total Investment In Affiliate - 0.0% (cost $22)		22

	Short-Term Investment
	Prudential Funding Demand Note, VRN 5.180%, due 10/1/07	$3,400,000	3,400
	Total Short-Term Investment - 2.8% (cost $3,400)		3,400

	Repurchase Agreement
	State Street Bank & Trust Company, 4.75% dated 9/28/2007 due 10/01/2007, repurchase price $856, collateralized by GNMA, II Pool # 81302	$855,631	856

	Total Repurchase Agreement - 0.7% (cost $856)		856

	Total Investments - 98.1% (cost $101,213)		118,428
	Cash and other assets, less liabilities - 1.9%		2,267

	Net Assets - 100.0%		$120,695

*	Non-income producing securities

VRN = Variable Rate Note

+ = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 30.4%

	Austria - 1.4%
	Erste Bank (Commercial banks)	488,892	$37,264
	Raiffeisen International Bank (Commercial banks)	490,254	71,703

			108,967

	Belgium - 1.5%
	InBev NV (Beverages)	1,284,000	116,273

	Finland - 1.8%
	Nokia OYJ (Communications equipment)	2,183,100	82,835
	Nokian Renkaat OYJ (Auto components)	1,062,800	41,690
	Ramirent OYJ (Machinery)	779,500	16,934

			141,459

	France - 6.5%
	April Group S.A. (Insurance)	203,139	12,511
	AXA (Insurance)	1,938,800	86,828
	EDF Energies Nouvelles S.A. (Independent power producers & energy traders)	505,100	40,114
	Essilor International S.A.(Health care equipment & supplies)	923,300	57,888
	Eurazeo (Diversified financial services)	339,702	50,110
	Iliad S.A. (Diversified telecommunication services)	287,850	26,678
	Klepierre (Real estate investment trusts)	415,500	23,779
	L’Oreal S.A. (Personal products)	525,900	68,856
*	Orpea (Health care providers & services)	374,624	22,353
*	Seloger.com (Media)	271,400	15,516
	Veolia Environnement (Multi-utilities)	1,325,781	113,994

			518,627

	Germany - 1.9%
	Bauer AG (Construction & engineering)	234,700	15,322
*	Colonia Real Estate AG (Real estate management & development)	384,600	14,881
	CTS Eventim AG (Media)	242,903	9,609
*	Q-Cells AG (Electrical equipment)	524,620	53,492
	Solarworld AG (Electrical equipment)	644,200	36,959
*	Wire Card AG (Commercial services & supplies)	1,560,400	21,852

			152,115

	Greece - 1.9%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	845,571	48,917
	EFG Eurobank (Commercial banks)	910,928	31,950
	Jumbo S.A. (Leisure equipment & products)	599,700	20,525
	National Bank of Greece S.A. (Commercial banks)	747,152	47,662

			149,054

	Ireland - 0.2%
	United Drug plc (Health care providers & services)	2,625,500	12,298

	Italy - 2.8%
	Azimut Holding SpA (Capital markets)	1,481,600	22,824
	Geox SpA (Textiles, apparel & luxury goods)	1,641,146	35,271
	Saipem SpA (Energy equipment & services)	3,436,200	146,494
	Tod’s SpA (Textiles, apparel & luxury goods)	246,700	20,716

			225,305

	Netherlands - 1.0%
*	Qiagen NV (Life science tools & services)	1,658,100	31,973
*	Tomtom NV (Software)	570,400	44,229

			76,202

	Norway - 1.0%
	Acergy S.A. (Energy equipment & services)	1,865,200	55,418
*	Electromagnetic GeoServices AS (Energy equipment & services)	1,370,400	22,715

			78,133

	Spain - 1.7%
	Grifols S.A. (Biotechnology)	2,118,812	48,603
	Industria De Textile S.A. (Specialty retail)	876,800	59,267
	Tecnicas Reunidas S.A. (Construction & engineering)	409,100	30,057

			137,927

	Sweden - 0.2%
	Hemtex AB (Specialty retail)	331,300	6,181
	Nobia AB (Specialty retail)	1,129,400	10,905

			17,086

	Switzerland - 8.5%
	ABB Ltd. (Electrical equipment)	5,881,200	154,279
*	Actelion Ltd. (Biotechnology)	278,188	15,394
*	Barry Callebaut AG (Food products)	35,550	26,187
	Compagnie Financiere Richemont SA (Textiles, apparel, & luxury goods)	717,600	47,461
	EFG International (Capital markets)	841,900	39,903
	Geberit AG (Building products)	196,280	25,727
	Gurit Holding AG (Chemicals)	5,992	6,337
	Kuehne & Nagel International AG (Marine)	695,540	68,491
	Nestle SA (Food products)	291,100	130,498
	Nobel Biocare Holdings AG (Health care equipment & supplies)	119,100	32,264
	Partners Group Global Opportunites, Ltd. (Capital markets)	199,056	24,638
	Roche Holdings AG (Pharmaceuticals)	443,400	80,287
	SGS S.A. (Commercial services & supplies)	18,710	21,347

			672,813

	United Kingdom - 15.0%
	Amlin plc (Insurance)	6,628,800	44,564
	Ashmore Group plc (Capital markets)	2,932,800	17,449
*	Autonomy Corporation plc (Software)	2,136,500	37,516
	BG Group plc (Oil, gas & consumable fuels)	6,412,900	110,791
*	Blinkx plc (Internet software & services)	10,640,600	6,368
	BlueBay Asset Management plc (Capital markets)	1,923,841	17,293
	British Sky Broadcasting Group plc (Media)	3,107,920	44,207
*	Cairn Energy plc (Oil, gas & consumable fuels)	904,481	38,087
	Capita Group plc (Commercial services & supplies)	5,646,019	83,486
	Carphone Warehouse Group plc (Specialty retail)	4,748,080	33,854
	Detica Group plc (IT services)	2,104,700	13,320
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	3,091,040	14,375
	Homeserve plc (Commercial services & supplies)	287,524	10,137
	Man Group plc (Capital markets)	4,339,800	49,162
	Reckitt Benckiser plc (Household products)	2,498,400	146,470
	Restaurant Group plc (Hotels, restaurants, & leisure)	2,919,300	16,173
	Rightmove plc (Media)	1,789,900	18,849
*	Rolls-Royce Group plc (Aerospace & defense)	9,490,869	101,317
	Rotork plc (Electronic equipment & instruments)	1,579,064	32,469
	RPS Group plc (Commercial services & supplies)	3,545,000	24,577
	Tesco plc (Food & staples retailing)	16,730,000	149,958
	Tullow Oil plc (Oil, gas & consumable fuels)	3,042,790	36,952
	VT Group plc (Aerospace & defense)	2,472,900	28,971
	Xstrata plc (Metals & mining)	1,709,200	113,507

			1,189,852

	Asia - 13.0%
	Australia - 7.4%
	Allco Finance Group, Limited (Capital markets)	2,452,119	20,054
	BHP Billiton Limited (Metals & mining)	2,695,200	105,243
	Macquarie Bank, Ltd. (Capital markets)	1,381,900	103,133
	QBE Insurance Group Limited (Insurance)	2,642,000	78,951
	Seek Ltd. (Commercial services & supplies)	4,228,163	34,100
	United Group Ltd. (Construction & engineering)	2,257,900	37,054
	Woolworths Limited (Food & staples retailing)	5,389,700	141,768
	WorleyParsons, Ltd. (Energy equipment & services)	1,763,522	65,964

			586,267

	Hong Kong - 2.2%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	2,994,000	26,461
	Esprit Holdings Ltd. (Specialty retail)	6,329,100	100,285
	Li & Fung Ltd. (Distributors)	11,153,200	47,153

			173,899

	Singapore - 3.4%
	Capitaland, Ltd. (Real estate management & development)	27,974,000	153,196
	Olam International, Ltd. (Food & staples retailing)	11,735,000	24,784
	Osim International Ltd. (Specialty retail)	847,320	342
	Raffles Education Corp. Ltd. (Diversified consumer services)	11,779,000	18,173
	Singapore Exchange, Ltd. (Diversified financial services)	8,149,900	70,541

			267,036

	Emerging Asia - 12.5%
	China - 4.8%
	Belle International Holdings Limited (Specialty retail)	24,204,000	31,820
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	9,598,000	22,166
	China Mengniu Dairy Co. (Food products)	9,221,000	40,027
	China Oilfield Services Limited (Energy equipment & services)	28,454,000	65,081
	China Vanke Company Ltd. (Real estate management & development)	17,985,250	50,707
	Ctrip.com International Ltd. - ADR (Hotels, restaurants, & leisure)	505,070	26,163
*	E-House China Holdings Ltd. - ADR (Real estate management & development)	450,500	10,316
*	Home Inns & Hotels Management, Inc. - ADR (Hotels, restaurants, & leisure)	313,544	10,911
	Fu Ji Food & Catering (Hotels, restaurants & leisure)	6,424,000	19,750
	Lee and Man Paper Manufacturing Ltd. (Paper & forest products)	7,436,000	32,196
	Li Ning Co. Ltd. (Leisure equipment & products)	10,006,000	34,398
	Parkson Retail Group Ltd. (Multiline retail)	3,523,500	31,693
	Wumart Stores, Inc., Class “H” (Food & staples retailing)	5,585,400	5,604

			380,832

	India - 2.1%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	496,800	25,323
*	Bharti Airtel Ltd. (Wireless telecommunication services)	1,865,000	43,856
	Dabur India Ltd. (Personal products)	8,037,450	21,292
	Financial Technologies (India) Ltd. (Software)	396,500	27,368
	Housing Development Finance Corp. (Thrifts & mortgage finance)	374,800	23,713
	Unitech Limited (Real estate management & development)	3,241,400	24,904

			166,456

	Indonesia - 0.8%
	PT Bank Rakyat Indonesia (Commercial banks)	38,686,000	27,877
	PT Telekomunikasi Tbk (Diversified telecommunication services)	30,701,100	37,127

			65,004

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Emerging Asia (continued) - 12.5%
	Malaysia - 1.0%
	Bumiputra Commerce Holdings Bhd (Commercial banks)	14,961,300	$46,894
	Kuala Lumpur Kepong Bhd (Food products)	5,872,950	22,728
	Zelan Bhd (Construction & engineering)	7,881,800	14,309

			83,931

	South Korea - 0.9%
	MegaStudy Co., Ltd. (Diversified consumer services)	78,100	23,737
*	NHN Corp. (Internet software & services)	207,720	47,830

			71,567

	Taiwan - 2.9%
	Hon Hai Precision Industry (Electronic equipment & instrument)	10,691,736	80,534
	Mediatek Inc. (Semiconductors & semiconductor equipment)	5,565,022	100,039
	Taiwan Semiconductor Manufacturing Company Ltd. (Semiconductors & semiconductor equipment)	27,905,000	53,790

			234,363

	Japan -12.0%
	Aeon Mall Co., Ltd. (Real estate management & development)	1,265,700	38,466
	DeNA Co., Ltd. (Internet & catalog retail)	5,699	25,049
	Denso Corporation (Auto components)	1,526,200	57,244
	En-Japan Inc. (Commercial services & supplies)	5,236	21,284
	Fujimi, Inc. (Chemicals)	402,500	8,231
	Fukuoka Financial Group, Inc. (Commercial banks)	7,270,000	42,381
	Honeys Company, Ltd. (Specialty retail)	370,400	10,989
*	Jupiter Telecommunications Co., Ltd. (Media)	46,518	36,032
*	K.K. DaVinci Advisors (Real estate management & development)	33,266	24,844
	Kenedix, Inc. (Real estate management & development)	10,091	17,489
	Komatsu Ltd. (Machinery)	2,329,200	77,646
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	205,700	10,214
	Nakanishi Inc. (Health care equipment & supplies)	116,019	14,914
	NGK Insulators, Ltd. (Machinery)	2,206,000	70,668
	Nintendo Co., Ltd. (Software)	241,500	124,688
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	1,680,000	26,890
	Nitori Company Ltd. (Specialty retail)	409,920	19,358
	Orix Corporation (Consumer finance)	460,200	104,294
*	So-net M3, Inc. (Health care technology)	2,992	7,862
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	2,207,000	77,261
	Suruga Bank (Commercial banks)	4,218,000	51,257
	Yamada Denki Company (Specialty retail)	761,980	75,043
	Zensho Company, Ltd. (Hotels, restaurants, & leisure)	1,356,400	13,666

			955,770

	Emerging Latin America - 4.9%
	Brazil - 3.7%
*	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	1,328,800	24,176
	B2W Companhia Global do Varejo (Internet & catalog retail)	636,400	30,028
*	BR Malls Participacoes S.A. (Real estate management & development)	1,939,800	23,271
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	3,837,800	130,217
	Cyrela Brazil Realty S.A. (Household durables)	1,477,200	19,785
*	Cyrela Commercial Properties SA (Real estate management & development)	1,477,200	1,878
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	844,900	12,653
	Localiza Rent a Car S.A. (Road & rail)	1,509,900	15,363
	Lojas Renner S.A. (Multiline retail)	1,220,000	24,373
	Totvs S.A. (Software)	343,900	11,126

			292,870

	Chile - 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	652,330	38,566

	Mexico - 0.5%
*	Banco Compartamos S.A. de C.V. (Consumer finance)	2,872,100	15,598
	Grupo Aeropuertario Del - ADR (Transportation infrastructure)	302,700	16,527
*	Urbi Desarrollos Urbanos S.A. (Household durables)	2,837,706	10,196

			42,321

	Panama - 0.2%
	Copa Holdings S.A., Class “A” (Airlines)+	369,900	14,814

	Emerging Europe, Mid-East, Africa - 4.5%
	Czech Republic - 0.2%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	177,000	16,233

	Egypt - 0.8%
	Egyptian Financial Group- Hermes Holding (Capital markets)	2,457,100	19,993
	Orascom Construction Industries (Construction & engineering)	533,100	45,000

			64,993

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa -4.3% - (continued)
	Georgia - 0.1%
	Bank of Georgia - GDR (Commercial banks)	337,195	$12,139

	Kazakhstan - 0.1%
*	Kazkommertsbank - GDR 144A (Commercial banks)	538,413	7,382

	Russia - 0.8%
	Sberbank - CLS (Commercial banks)	8,598,000	35,854
*	X5 Retail Group N.V. (Food & staples retailing)	749,700	25,527

			61,381

	South Africa - 1.7%
	MTN Group, Ltd. (Wireless telecommunication services)	3,615,400	54,813
	Naspers Ltd. (Media)	887,590	24,569
	The Spar Group Limited (Food & staples retailing)	2,393,400	19,155
	Truworths International Ltd. (Specialty retail)	5,110,600	23,476
	Wilson Bayly Holmes-Ovcon (Construction & engineering)	854,000	14,741

			136,754

	Turkey - 0.2%
	BIM Birlesik Magazalar AS (Food & staples retailing)	206,086	17,057

	United Arab Emirates - 0.6%
	Emaar Properties PJSC (Real estate management & development)	9,439,900	27,513
	Lamprell plc (Energy equipment & services)	1,968,595	16,927

			44,440

	Canada - 4.3%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	1,562,250	59,920
	Canadian Western Bank (Commercial banks)	814,500	23,338
*	FNX Mining Company, Inc. (Metals & mining)	903,000	29,968
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	803,200	31,808
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	2,557,100	116,408
	Shoppers Drug Mart Corp. (Food & staples retailing)	1,443,100	78,898

			340,340

	Total Common Stock - 96.6% (cost $5,379,744)		7,670,526

	Preferred Stock
	Brazil - 1.4%
	Banco Itau Holding (Commercial banks)	840,600	42,466
*	Banco Sofisa S.A. (Commercial banks)	1,775,800	15,307
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	1,826,700	59,146

			116,919

	Total Preferred Stock - 1.4% (cost $57,830)		116,919

	Rights
	Austria - 0.0%
	Raiffeisen International Bank (Commercial banks)	490,254	—
	Total Rights - 0.0% (cost $0)		—
	Investment in Affiliate
	William Blair Ready Reserves Fund	9,768,541	9,769

	Total Investment in Affiliate - 0.1% (cost $9,769)		9,769

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 4.978% due 10/01/07	$67,668,000	67,668
	Prudential Funding Demand Note, VRN 5.180% due 10/01/07	65,352,000	65,352

	Total Short-term Investments - 1.7% (cost $133,020)		133,020

	Repurchase Agreement
	State Street Bank and Trust Company, 4.75% dated 09/28/2007, due 10/01/2007, repurchase price $4,358, collateralized by FHLMC, Pool #G12126	$4,356,251	4,356

	Total Repurchase Agreement - 0.1% (cost $4,356)		4,356

	Total Investments - 99.9% (cost $5,584,719)		7,934,590

	Cash and other assets, less liabilities - 0.1%		5,180

	Net assets - 100.0%		$7,939,770

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

At September 30, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	23.7%
Consumer Discretionary	15.7%
Consumer Staples	14.4%
Industrials	14.3%
Information Technology	8.7%
Energy	7.9%
Materials	5.5%
Health Care	4.2%
Telecommunication Services	3.6%
Utilities	2.0%

Total	100.0%

At September 30, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	21.0%
British Pound Sterling	15.5%
Japanese Yen	12.3%
Swiss Franc	8.6%
Australian Dollar	7.5%
Hong Kong Dollar	6.5%
United States Dollar	4.4%
Canadian Dollar	4.4%
Brazilian Real	3.6%
Singapore Dollar	3.4%
Taiwan Dollar	3.0%
Indian Rupee	2.1%
South African Rand	1.8%
Malaysian Ringgit	1.1%
Norwegian Krone	1.0%
All other currencies	3.8%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe-32.7%

	Austria - 0.6%
	Raiffeisen International Bank (Commercial banks)	15,700	$2,296

	Belgium - 1.8%
	InBev N.V. (Beverages)	75,200	6,810

	Finland - 1.1%
	Nokia Oyj (Communications equipment)	107,000	4,060

	France - 8.9%
	AXA (Insurance)	94,600	4,236
	Essilor International S.A. (Health care equipment & supplies)	60,100	3,768
	Eurazeo (Diversified financial services)	20,530	3,028
	Iliad S.A. (Diversified telecommunication services)	21,500	1,993
	L’Oreal S.A. (Personal products)	58,800	7,699
	Schneider Electric SA (Electrical equipment)	50,700	6,402
	Veolia Environnement (Multi-utilities)	84,687	7,282

			34,408

	Germany - 4.3%
	Deutsche Boerse AG (Diversified financial services)	38,200	5,196
*	Q-Cells AG (Electrical equipment)	30,700	3,130
	Siemens AG (Industrial conglomerates)	61,700	8,462

			16,788

	Greece - 1.0%
	National Bank of Greece S.A. (Commercial banks)	63,060	4,023

	Italy- 2.3%
	Saipem SpA (Energy equipment & services)	206,400	8,799

	Norway - 0.6%
	Acergy S.A. (Energy equipment & services)	77,300	2,297

	Spain - 1.5%
	Industria De Textile S.A. (Specialty retail)	85,400	5,773

	Switzerland - 10.6%
	ABB Ltd. (Electrical equipment)	430,400	11,291
*	Actelion Ltd. (Biotechnology)	13,700	758
	EFG International (Capital markets)	48,300	2,289
	Geberit AG (Building products)	10,300	1,350
	Julius Baer Holding AG (Capital markets)	42,500	3,173
	Kuehne & Nagel International AG (Marine)	34,100	3,358
	Nestle S.A. (Food products)	20,560	9,217
	Nobel Biocare Holding AG (Health care equipment & supplies)	5,740	1,555
	Roche Holdings AG (Pharmaceuticals)	30,850	5,586
	SGS S.A. (Commercial services & supplies)	2,181	2,488

			41,065

	United Kingdom - 15.3%
	BG Group plc (Oil, gas & consumable fuels)	542,100	9,365
	British Sky Broadcasting Group plc (Media)	229,940	3,271
	Capita Group plc (Commercial services & supplies)	279,316	4,130
	Carphone Warehouse Group plc (Specialty retail)	238,100	1,698
	Man Group plc (Capital markets)	359,600	4,074
	Reckitt Benckiser plc (Household products)	164,900	9,667
*	Rolls-Royce Group plc (Aerospace & defense)	730,505	7,798
	Rotork plc (Electronic equipment & instruments)	67,200	1,382
	Tesco plc (Food & staples retailing)	1,042,900	9,348
	Tullow Oil (Oil, gas, & consumable fuels)	247,200	3,002
	Xstrata plc (Metal & mining)	83,200	5,525

			59,260

	Japan- 14.1%
	Aeon Mall Co., Ltd. (Real estate management & development)	78,400	2,383
	FANUC Ltd. (Machinery)	53,100	5,391
*	Fukuoka Financial Group, Inc. (Commercial banks)	651,000	3,795
	Honeys Company, Ltd. (Specialty retail)	19,950	592
*	Jupiter Telecommunications Co., Ltd. (Media)	3,290	2,548
*	K.K. DaVinci Advisors (Real estate management & development)	1,304	974
	Komatsu Ltd. (Machinery)	156,800	5,227
	NGK Insulators Ltd (Machinery)	188,000	6,022
	Nintendo Co., Ltd. (Software)	17,800	9,190
	Orix Corporation (Consumer finance)	30,500	6,912
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	50,300	3,461
	Sumitomo Realty and Development (Real estate management & development)	134,000	4,691
	Suruga Bank Ltd. (Commercial banks)	280,000	3,403

			54,589

See accompanying Notes to Portfolios of Investments.

International Equity Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)

	Asia- 13.0%

	Australia - 8.3%
	Allco Finance Group Limited (Capital markets)	127,600	$1,043
	BHP Billiton Limited (Metals & mining)	132,800	5,186
	Macquarie Bank Ltd. (Capital markets)	67,600	5,045
	QBE Insurance Group Limited (Insurance)	164,700	4,922
	Toll Holdings Limited (Air freight & logistics)	279,200	3,239
	Woolworths Limited (Food & staples retailing)	307,700	8,094
	WorleyParsons, Ltd. (Energy equipment & services)	128,700	4,814

			32,343

	Hong Kong - 2.5%
	Esprit Holdings Ltd. (Specialty retail)	317,800	5,035
	Li & Fung Ltd. (Distributors)	1,129,200	4,774

			9,809

	Singapore - 2.2%
	Capitaland, Ltd. (Real estate management & development)	1,563,000	8,559

	Emerging Asia -11.9%
	China - 5.2%
	China Communications Construction Co.Ltd.(Construction & engineering)	1,517,000	3,599
	China Merchants Bank Co. Ltd (Commercial banks)	1,199,000	5,251
	China Oilfield Services (Energy equipment & services)	2,492,000	5,700
*	Country Garden Holdings Company (Real estate management & development)	1,312,000	2,224
	Nine Dragons Papers Hldgs Ltd. (Paper & forest product)	654,000	2,039
	Shandong Weigao Gp Medical (Health care equipment & supplies)	568,000	1,456

			20,269

	India - 2.3%
*	Bharti Airtel Limited (Wireless telecommunication services)	168,973	3,973
	Vedanta Resources Plc. ( Metals & mining)	116,100	4,801

			8,774

	Indonesia - 0.5%
	PT Bank Rakyat Indonesia (Commercial banks)	2,711,000	1,953

	Malaysia - 1.1%
	Bumiputra Commerce Holdings Bhd (Commercial banks)	768,800	2,410
	Kuala Lumpur Kepong Bhd ( Food products)	463,200	1,792

			4,202

	South Korea - 0.6%
*	NHN Corp. (Internet software & services)	10,400	2,395

	Taiwan - 2.2%
	Hon Hai Precision Industry Corp. (Electronic equipment & instruments)	702,540	5,292
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	178,500	3,209

			8,501

	Canada- 3.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	114,450	4,390
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	124,600	5,672
	Shoppers Drug Mart Corp. (Food & staples retailing)	70,100	3,832

			13,894

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Emerging Europe, Mid-East, Africa - 3.1%

	Egypt - 0.7%
	Egyptian Financial Group- Hermes Holding (Capital markets)	344,300	$2,801

	South Africa - 1.4%
	MTN Group, Ltd. (Wireless telecommunication services)	223,400	3,387
	Naspers Ltd. (Media)	67,700	1,874

			5,261

	Russia - 0.4%
*	PIK Group (Real estate management & development)**	52,000	1,451

	United Arab Emirates - 0.6%
	Emaar Properties PJSC (Real estate management & development)	838,500	2,444

	Emerging Latin America -3.1%
	Brazil - 2.6%
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	302,300	10,257

	Chile- 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	32,000	1,892

	Total Common Stock - 96.8% (cost $285,968)		374,973

	Preferred Stocks
	Brazil - 0.8%
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	93,400	3,024

	Total Preferred Stocks - 0.8% (cost $1,581)		3,024
	Investment in Affiliate
	William Blair Ready Reserves Fund	5,220,080	5,220

	Total Investment in Affiliate - 1.3% (cost $5,220)		5,220

	Short-Term Investments
	American Express Credit Corporation Demand Note, VRN, 4.978%, due 10/1/07	$2,305,000	2,305
	Prudential Funding Demand Note, VRN, 5.180%, due 10/1/07	1,072,000	1,072

	Total Short-Term Investments - 0.9% (cost $3,377)		3,377

	Repurchase Agreement
	State Street Bank and Trust Company, 4.75% dated 9/28/2007, due 10/1/2007, repurchase price $691, collateralized by GNMA, II, Pool #80628	690,894	691

	Total Repurchase Agreement - 0.2% (cost $691)		691

	Total Investments - 100.0% (cost $296,837)		387,285

	Cash and other assets, less liabilities - 0.0%		151

	Net assets - 100.0%		$387,436

*	Non-income producing securities

ADR = American Depository Receipt

VRN = Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.38% of the Fund’s net assets at September 30, 2007. This security was also deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

At September 30, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.6%
Industrials	19.0%
Consumer Staples	15.4%
Energy	9.8%
Materials	8.3%
Consumer Discretionary	6.8%
Information Technology	6.7%
Telecommunication Services	4.0%
Health Care	3.5%
Utilities	1.9%

Total	100.0%

At September 30, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	21.9%
British Pound Sterling	16.9%
Japanese Yen	14.4%
Swiss Franc	10.9%
Australian Dollar	8.6%
Hong Kong Dollar	8.0%
Canadian Dollar	3.7%
U.S. Dollar	3.6%
Singapore Dollar	2.3%
New Taiwan Dollar	2.2%
South African Rand	1.4%
Malaysian Ringgit	1.1%
Indian Rupee	1.1%
All other currencies	3.9%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 38.4%

	Finland - 6.1%
	Konecranes OYJ (Machinery)	92,600	$3,730
	Nokian Renkaat OYJ (Auto components)	208,700	8,187
	Outotec OYJ (Construction & engineering)	67,600	4,780
	Ramirent OYJ (Trading companies & distributors)	326,500	7,093

			23,790

	France - 5.6%
	April Group S.A. (Insurance)	127,982	7,882
	EDF Energies Nouvelles S.A. (Electric utilities)	63,000	5,003
*	Orpea (Heath care providers & services)	77,026	4,596
*	Seloger.com (Media)	77,700	4,442

			21,923

	Germany - 8.0%
*	Colonia Real Estate AG (Real estate management & development)	93,160	3,605
	CTS Eventim AG (Media)	76,500	3,026
	MTU Aero Engines Holding AG (Aerospace & defense)	117,814	7,164
*	Q-Cells AG (Electrical equipment)	78,380	7,992
	Solarworld AG (Electrical equipment)	101,662	5,833
*	Wire Card AG (Commercial services & supplies)	269,700	3,777

			31,397

	Greece - 2.0%
	Jumbo S.A. (Leisure equipment & products)	230,200	7,879

	Ireland - 1.0%
*	Norkom Group plc (Software)	286,500	720
	United Drug plc (Heath care providers & services)	640,180	2,999

			3,719

	Italy - 2.8%
	Azimut Holdings SpA (Capital markets)	116,717	1,798
	Tod’s SpA (Textiles, apparel & luxury goods)	60,400	5,072
	Trevi Finanziaria SpA (Construction & engineering)	208,300	4,111

			10,981

	Netherlands - 1.3%
*	Qiagen NV (Lifesciences tools & services)	270,273	5,212

	Norway - 3.3%
	Acergy S.A. (Energy equipment & services)	308,600	9,169
*	Electromagnetic GeoServices AS (Energy equipment & services)	222,150	3,682

			12,851

	Spain - 4.0%
	Grifols S.A. (Biotechnology)	343,803	7,886
	Tecnicas Reunidas S.A. (Construction & engineering)	105,900	7,781

			15,667

	Sweden - 1.0%
	Hemtex AB (Specialty retail)	71,900	1,341
	Nobia AB (Specialty retail)	237,100	2,289

			3,630

	Switzerland - 3.3%
*	Barry Callebaut Ag (Food products)	5,250	3,867
	Gurit Holding Ag (Chemicals)	1,604	1,696
	Partners Group Global Opportunities, Ltd (Capital markets)	58,500	7,241

			12,804

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	United Kingdom - 14.5%
	Amlin plc (Insurance)	1,306,000	$8,780
	Ashmore Group plc (Capital markets)	405,000	2,410
*	Autonomy Corporation plc (Software)	443,700	7,791
*	Blinkx plc (Internet software & services)	2,410,200	1,442
*	Ceres Power Holdings plc (Electrical equipment)	667,200	4,080
*	Climate Exchange plc (Diversified financial services)	70,400	2,077
	Detica Group plc (IT services)	468,000	2,962
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	711,680	3,310
	Homeserve plc (Commercial services & supplies)	62,457	2,202
	Restaurant Group plc (Hotels, restaurants, & leisure)	317,200	1,757
	Rightmove plc (Media)	299,400	3,153
	Rotork plc (Electronic equipment & instruments)	196,650	4,044
	RPS Group plc (Commercial services & supplies)	511,300	3,545
	Serco Group plc (Commercial services & supplies)	448,540	3,795
	Ultra Electronic Holdings plc (Aerospace & defense)	81,150	1,834
	VT Group plc (Aerospace & defense)	316,850	3,712

			56,894

	Japan - 13.9%
	Aeon Mall Co., Ltd. (Real estate management & development)	257,800	7,835
	DeNA Co., Ltd. (Internet & catalog retail)	1,710	7,516
	En-Japan Inc. (Commercial services & supplies)	1,058	4,301
	Fujimi Inc (Chemicals)	151,900	3,106
	Honeys Company, Ltd. (Specialty retail)	45,770	1,358
*	K.K. DaVinci Advisors (Real estate management & development)	9,349	6,982
	Kenedix, Inc. (Real estate management & development)	1,981	3,433
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	59,800	2,969
	Nitori Company Ltd. (Specialty retail)	108,200	5,110
*	So-net M3, Inc. (Health care technology)	621	1,632
	Suruga Bank Ltd. (Commercial banks)	544,000	6,611
	Zensho Company, Ltd. (Hotels, restaurants, & leisure)	369,500	3,723

			54,576

	Emerging Asia - 9.7%
	China - 4.4%
*	China High Speed Transmission (Independent power producers & energy traders)	1,058,000	1,913
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	1,713,000	3,956
	Ctrip.com International, Ltd. - ADR (Hotels, restaurants & leisure)	44,240	2,292
*	E-House China Holdings Ltd. - ADR (Real estate management & development)	99,700	2,283
*	Homes Inn & Hotel Management, Inc. - ADR(Hotels, restaurants & leisure)	37,600	1,308
	Li Ning Co. Ltd. (Leisure equipment & products)	836,873	2,877
	Shandong Weigao GP (Health care equipment & supplies)	1,028,000	2,634

			17,263

	India - 2.2%
	ABB Ltd. India (Electrical equipment)	78,500	2,544
	Financial Technologies, Ltd. (Diversified financial services)	68,980	4,761
	Inox Leisure, Ltd. (Media)	384,479	1,158

			8,463

	Malaysia - 2.0%
	KNM Group Bhd (Energy equipment & services)	1,386,000	1,876
	Kuala Lumpur Kepong Bhd (Food products)	1,096,050	4,242
	Zelan Bhd (Construction & engineering)	904,700	1,642

			7,760

	South Korea - 1.1%
	Hana Tour Service Inc. (Hotels, restaurants & leisure)	18,700	1,874
	Taewoong Co., Ltd. (Machinery)	21,890	2,588

			4,462

See accompanying Notes to Portfolio of Investments

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks-(continued)

	Asia - 6.5%

	Australia - 3.7%
	Seek Limited (Commercial services & supplies)	1,033,380	$8,334
	United Group, Ltd. (Construction & engineering)	386,270	6,339

			14,673

	Singapore - 2.8%
	Olam International, Ltd. (Food & staples retailing)	2,573,000	5,434
	Osim International Ltd. (Specialty retail)	117,200	47
	Petra Foods, Ltd. (Food products)	1,354,000	1,468
	Raffles Education Corp. Ltd. (Diversified consumer services)	2,686,000	4,144

			11,093

	Canada - 4.1%
	Canadian Western Bank (Commercial banks)	167,400	4,797
*	FNX Mining Company Inc. (Metals & mining)	214,100	7,105
*	Gildan Activewear, Inc. (Textiles, apparel & luxury goods)	103,400	4,095

			15,997

	Emerging Latin America - 3.7%
	Brazil - 2.6%
*	Anhanguera Educational Parti (Diversified consumer services)	126,700	2,305
	B2W Compania Global Do Varejo (Internet & catalog retail)	45,500	2,147
	Cyrela Brazil Realty S.A. (Household durables)	287,600	3,852
*	Cyrela Commercial Properties S.A. (Real estate management & development)	1,502,200	1,909

			10,213

	Mexico - 0.7%
*	Banco Compartamos S.A. (Commercial banks)	337,600	1,833
*	Urbi Desarrollos Urbanos S.A. (Household durables)	281,500	1,011

			2,844

	Panama - 0.4%
	Copa Holdings S.A., Class “A” (Airlines)+	37,900	1,518

	Emerging Europe, Mid-East, Africa - 3.1%
	Czech Republic - 0.4%
*	Central European Media Enterprises Ltd., Class “A” (Media) +	17,900	1,642

	Egypt - 0.6%
*	Orascom Hotels & Development (Hotels, restaurants & leisure)	204,800	2,390

	Poland - 0.5%
*	Cinema City International N.V. (Media)	154,100	1,953

	South Africa - 1.1%
*	Eastern Platinum Ltd (Metals & mining)	1,663,000	3,779
	Wilson Bayly Holmes-Ovcon Limited (Construction & engineering)	41,000	708

			4,487

	United Arab Emirates - 0.5%
	Lamprell plc (Energy equipment & services)	243,400	2,093

	Total Common Stock - 93.9% (cost $304,191)		368,174

	Preferred Stock
	Brazil - 0.5%
*	Banco Sofisa S.A. (Commercial banks)	248,900	2,145

	Total Preferred Stock - 0.5% (cost $1,533)		2,145

	Investment in Affiliate
	William Blair Ready Reserves Fund	2,172,906	2,173

	Total Investment in Affiliate - 0.6% (cost $2,173)		2,173

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 4.978%, due 10/1/07	$3,969,000	3,969
	Prudential Funding Demand Note, VRN 5.180%, due 10/1/07	11,065,000	11,065

	Total Short-term Investments - 3.9% (cost $15,034)		15,034

	Repurchase Agreement
	State Street Bank & Trust Company, 4.75% dated 9/28/2007 due 10/01/2007, repurchase price $32 collateralized by U.S. Treasury Note, 4.875%, 4/30/08	$31,688	32

	Total Repurchase Agreement - 0.0% (cost $32)		32

	Total Investments - 98.9% (cost $322,963)		387,558
	Cash and other assets, less liabilities 1.1%		3,980

	Net assets - 100.0%		$391,538

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

At September 30, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Industrials	27.9%
Consumer Discretionary	24.6%
Financials	19.3%
Health Care	6.7%
Information Technology	6.7%
Energy	4.5%
Materials	4.2%
Consumer Staples	4.1%
Utilities	1.9%

Total	100.0%

At September 30, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	32.6%
British Pound Sterling	15.9%
Japanese Yen	14.7%
Canadian Dollar	5.3%
Australian Dollar	4.0%
Norwegian Krone	3.5%
Swiss Franc	3.5%
Brazilian Real	3.3%
Hong Kong Dollar	3.1%
Singapore Dollar	3.0%
U.S. Dollar	2.4%
Indian Rupee	2.3%
Malaysian Ringgit	2.1%
South Korean Won	1.2%
Swedish Krona	1.0%
All Other Currencies	2.1%

Total	100.0%

See accompanying Notes to Portfolio of investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks -Emerging Asia - 56.3%

	China - 21.8%
	ASM Pacific Technology Ltd. (Semiconductors & semiconductor equipment)	119,800	$1,059
	Belle International Holdings (Specialty retail)	9,561,200	12,570
*	China High Speed Transmission Equipment Group Co. (Independent power producers & energy traders)	3,067,000	5,547
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	4,568,000	10,550
	China Mengniu Dairy Co. Ltd. (Food products)	3,054,000	13,257
	China Merchants Bank (Commercial banks)	8,618,500	37,746
	China Mobile Ltd. (Wireless telecommunication services)	2,460,800	40,378
	China Oilfield Services (Energy equipment & services)	5,058,000	11,569
	China Vanke Company Ltd. (Real estate management & development)	7,223,947	20,367
*	China Water Affairs Group (Household durables)	7,790,000	4,776
*	Country Garden Holdings Co. (Real estate management & development)	6,478,000	10,983
	Ctrip.com International Ltd. - ADR (Hotels, restaurants & leisure)	135,200	7,003
*	E-House China Holdings Ltd. - ADR (Real estate management & development)	299,400	6,856
	Fu Ji Food and Catering Services Holdings Ltd (Hotels, restaurants & leisure)	1,707,300	5,249
*	Home Inns & Hotel Management Inc. - ADR (Hotels, restaurants & leisure)	204,800	7,127
	Lee and Man Paper Manufacturing Ltd. (Paper & forest products)	3,834,000	16,600
	Li Ning Co. Ltd (Leisure equipment & products)	3,094,000	10,636
	Parkson Retail Group Ltd. (Multiline retail)	849,900	7,645
	Shangdong Weigao GP Medical (Health care equipment & supplies)	2,800,000	7,175
	Wumart Stores, Inc., Class “H” (Food & staples retailing)	8,680,000	8,709
	Xinyu Hengdeli Holdings Ltd. (Distributors)	11,612,000	6,171

			251,973

	India - 16.2%
	ABB Ltd. India (Electrical equipment)	264,000	8,557
	Bharat Heavy Electricals, Ltd. (Electrical equipment)	496,500	25,308
*	Bharti Airtel Ltd. (Wireless telecommunication services)	999,600	23,506
*	Cairn India Ltd. (Oil, gas & consumable fuels)	3,876,900	17,528
	Dabur India Ltd. (Personal products)	1,862,200	4,933
	Financial Technologies, Ltd. (Software)	82,500	5,694
	Housing Development Finance Corp. (Thrifts & mortgage finance)	432,890	27,388
	Inox Leisure Ltd. (Media)	1,064,012	3,204
	Larsen & Toubro Ltd. (Construction & engineering)	362,100	25,440
	Shoppers’ Stop Ltd. (Multiline retail)	280,860	3,761
	Unitech Limited (Real estate management & development)	1,431,000	10,995
	Vedanta Resources Plc (Metals & mining)	744,600	30,789

			187,103

	Indonesia - 3.3%
	PT Bank Rakyat Indonesia (Commercial banks)	16,908,500	12,184
*	PT London Sumatra Indones PT (Food products)	13,458,500	10,223
	PT Telekomunikasi Tbk (Diversified telecommunication services)	13,274,900	16,053

			38,460

	Philippines - 1.0%
	Bank of Philippine Islands (Commercial banks)	7,336,600	10,775
*	Paxys Inc. (Commercial services & supplies)	2,943,200	829

			11,604

	Malaysia - 4.7%
*	Airasia Bhd (Airlines)	18,760,000	10,067
	Bumiputra Commerce Holding Bhd (Commercial banking)	6,931,500	21,726
	KNM Group Bhd (Energy equipment & services)	3,733,900	5,053
	Kuala Lumpur Kepong Bhd (Food products)	2,845,650	11,013
	Zelan Bhd (Construction & engineering)	3,568,200	6,478

			54,337

	South Korea - 3.3%
	Hana Tour Service Inc. (Hotels, restaurants & leisure)	55,200	5,533
	Megastudy Co. Ltd. Inc. (Diversified consumer services)	19,410	5,899
*	NHN Corporation (Internet software & services)	65,500	15,082
	Taewoong Co Ltd (Machinery)	99,500	11,762

			38,276

	Taiwan - 6.0%
	Himax Technologies, Inc. - ADR (Semiconductors & semiconductor equipment)	1,807,424	7,338
	Hon Hai Precision Industry Co., Ltd. (Electronic equipment & instruments)	4,233,034	31,885
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	585,292	10,521
	Taiwan Semiconductor Manufacturing Ltd. (Semiconductors & semiconductor equipment)	10,014,000	19,303

			69,047

	Emerging Europe, Mid-East, Africa - 21.9%
	Czech Republic - 0.9%
*	Central European Media Enterprises Ltd., Class “A” (Media)+	112,300	10,299

	Egypt - 3.1%
	Egyptian Financial Group - Hermes Holding SAE (Capital markets)	1,302,800	10,601
	Orascom Construction Industries (Construction & engineering)	236,200	19,938
*	Orascom Hotels and Development (Hotels, restaurants & leisure)	485,000	5,659

			36,198

	Georgia - 0.4%
	Bank of Georgia - ADR (Commercial banks)	128,150	4,613

	Poland - 0.9%
*	Amrest Holdings NV (Hotels, restaurants & leisure)	117,200	5,391
*	Cinema City International NV (Media)	401,500	5,090

			10,481

	Russia - 4.8%
*	Magnit - CLS (Multiline retail)+	118,800	$4,969
*	PIK Group - CLS (Real estate development & management)**	597,900	16,681
	Sberbank - CLS (Commercial banks)+	5,526,000	23,043
*	X5 Retail Group N.V. - GDR (Food & staples retailing)	311,300	10,600

			55,293

	South Africa - 6.9%
*	Eastern Platinum, Ltd. (Metals & mining)	2,342,600	5,323
	MTN Group Ltd. (Wireless telecommunication services)	1,463,300	22,185
	Naspers Ltd. (Media)	866,590	23,987
	Spar Group Limited (Food & staples retailing)	1,444,300	11,559
	Truworths International Ltd. (Specialty retail)	2,262,800	10,394
	Wilson Bayly Holmes-Ovcon Ltd. (Construction & engineering)	364,800	6,297

			79,745

	Turkey - 2.6%
	Bim Birlesik Magazalar A.S. (Food & staples retailing)	155,100	12,837
	Coca Cola Icecek A.S. (Beverages)	500,200	4,172
	Turkiye Garanti Bankasi A.S. (Commercial banks)	1,655,800	12,609

			29,618

	United Arab Emirates - 2.3%
	Emaar Properties PJSC (Real estate development & management)	7,176,800	20,917
	Lamprell plc (Energy equipment & services)	731,400	6,289

			27,206

	Emerging Latin America - 17.7%
	Argentina - 0.6%
	Banco Macro Sa - ADR (Commercial banks)	246,900	7,261

	Brazil - 9.9%
	All America Latin Logistica (Road & rail)	896,400	12,646
*	Anhanguera Educacional Participacoes S.A. (Commercial services & supplies)	371,100	6,752
	B2W Companhia Global do Varejo (Internet & catalog retail)	122,400	5,776
*	BR Malls Participacoes S.A. (Real estate management & development)	1,177,100	14,121
	CIA Vale Do Rio Doce - Pref A - ADR (Metals & mining)	693,400	23,527
	Cyrela Brazil Realty S.A. (Household durables)	975,800	13,069
*	Cyrela Commercial Properties S.A. (Real estate management & development)	5,248,500	6,672
	Iguatemi Empresa de Shopping Centers S.A. (Commercial services & supplies)	233,715	3,500
	Localiza Rent a Car S.A. (Road & rail)	555,200	5,649
	Lojas Renner S.A. (Multiline retail)	322,100	6,435
	Lupatech S.A. (Machinery)	240,300	6,031
	Rodobens Negocioa Imobiliarios S.A. (Household durables)	444,800	5,460
	Totvs S.A. (Software)	167,000	5,403

			115,041

	Chile - 1.4%
*	Cencosud S.A. -ADR 144A (Specialty retail)	182,800	10,807
	S.A.C.I. Falabella S.A. (Multiline retail)	1,071,954	5,309

			16,116

	Mexico - 4.1%
	Alsea S.A.B. de C.V. (Hotels, restaurants & leisure)	3,098,800	5,120
	America Movil S.A. (Wireless telecommunication services)	3,355,000	10,736
*	Banco Compartamos S.A. (Commercial banks)	982,600	5,336
*	Groupo Famsa S.A. (Multiline retail)	1,065,000	4,353
	Grupo Financiero Banorte S.A. de C.V. (Commercial banks)	2,339,600	9,262
	Grupo Aeropuertario Del - ADR (Transportation infrastructure)	104,500	5,706
*	Promotora Ambiental Sab de C.V. (Commercial services & supplies)	1,561,650	4,283
*	Urbi Desarrollos Urbanos S.A. (Household durables)	782,300	2,811

			47,607

	Panama - 0.7%
	Copa Holdings S.A., Class “A” (Airlines)+	200,000	8,010

	Peru - 1.0%
	Credicorp Ltd. (Commercial banks)+	171,700	11,624

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Total Common Stock - 95.9% (cost $797,992)		1,109,912

	Preferred Stock
	Brazil - 3.7%
*	Banco Sofisa S.A. (Commercial banks)	686,200	5,915
*	Net Servicos De Counicacao S.A. (Media)	734,400	12,120
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	767,700	24,857

			42,892

	Total Preferred Stock - 3.7% (cost $28,399)		42,892

	Investment in Affiliate
	William Blair Ready Reserves Fund	1,310,865	1,311
	Total Investment in Affiliate - 0.1% (cost $1,311)		1,311

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 4.978% due 10/01/07	$3,275,000	3,275
	Prudential Funding Demand Note, VRN 5.180% due 10/01/07	2,683,000	2,683
	Total Short-Term Investments - 0.5% (cost $5,958)		5,958

	Total Investments - 100.2% (cost $833,660)		1,160,073

	Liabilities, plus cash and other assets - (0.2)%		(1,882)

	Net assets - 100.0%		$1,158,191

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed Foreign Security

**	Fair value pursuant to Valuation Procedures adopted by Board of Trustees.

This holding represents 1.44% of the Fund’s net assets at September 30, 2007.

This security was also deemed illiquid pursuant to Liquidity Procedures securities pursuant to Valuation Procedures adopted by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolios of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands)

At September 30, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	26.7%
Consumer Discretionary	18.4%
Industrials	14.8%
Telecommunication Services	9.8%
Consumer Staples	8.5%
Information Technology	8.4%
Materials	6.6%
Energy	5.7%
Health Care	0.6%
Utilities	0.5%

Total	100.0%

At September 30, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Hong Kong Dollar	20.0%
U.S. Dollar	14.4%
Indian Rupee	13.6%
Brazilian Real	11.7%
South African Rand	6.5%
New Taiwan Dollar	5.4%
Malaysian Ringgit	4.7%
Mexican Nuevo Peso	3.6%
Indonesian Rupiah	3.3%
South Korean Won	3.3%
British Pound Sterling	3.2%
Egyptian Pounds	3.1%
Turkish Lira Spot	2.6%
Uae Dirham Spot	1.8%
Philippine Peso	1.0%
All Other Currencies	1.9%

Total	100.0%

See accompanying Notes to Portfolios of Investments.

Value Discovery Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials - 28.2%
*	Argonaut Group, Inc. +	31,217	$1,358
	Astoria Financial Corporation	23,930	635
	Boston Private Financial Holdings, Inc.	23,866	665
	Citizens Banking Corporation	40,764	657
	Cogdell Spencer, Inc.	32,115	594
*	Community Bancorp	26,275	661
*	CRM Holdings, Ltd. +	49,075	309
	Employers Holdings, Inc.	32,380	667
	Financial Federal Corporation	21,785	610
	First Midwest Bancorp Incorporated	40,876	1,396
	First Niagara Financial Group, Inc.	46,230	654
	First Potomac Realty Trust	43,345	945
	FirstMerit Corporation	35,035	692
	Hanover Insurance Group, Inc.	25,265	1,117
	Jones Lang LaSalle, Inc	3,290	338
	Kite Realty Group Trust	64,685	1,216
	Lasalle Hotel Properties	19,805	833
*	MeadowBrook Insurance Group, Inc.	76,135	686
	Mid-American Apartment Communities, Inc.	26,165	1,304
*	PMA Capital Corporation, Class “A”	90,623	861
*	RAM Holdings, Ltd. +	79,165	736
*	Western Alliance Bancorp	29,760	702

			17,636

	Industrials - 15.2%
	ABM Industries Incorporated	14,935	298
	Barrett Business Services, Inc.	28,635	682
	CLARCOR, Inc.	23,160	792
*	EMCOR Group, Inc.	21,050	660
*	Esco Technologies, Inc.	18,870	627
	Forward Air Corporation	23,960	714
	G & K Services, Inc.	18,865	758
*	Genlyte Group, Inc.	9,655	621
	Interface Inc., Class “A”	49,580	895
	Kaydon Corporation	16,205	843
	Tal International Group, Inc.	44,920	1,126
	Watsco, Inc.	19,205	892
	Watson Wyatt Worldwide, Inc.	13,590	611

			9,519

	Information Technology - 13.9%
*	ACI Worldwide, Inc.	21,560	482
*	Anixter International, Inc.	11,315	933
*	Avid Technology, Inc.	24,346	659
*	EarthLink, Inc.	88,375	700
*	Entegris, Inc.	89,498	777
*	MICROS Systems, Inc.	10,000	651
*	Parametric Technology Corporation	65,020	1,133
*	Progress Software Corporation	21,785	660
*	Semitool, Inc.	79,844	774
*	SRA International, Inc.	23,020	646
*	Sybase, Inc.	55,475	1,283

			8,698

	Consumer Discretionary - 12.6%
*	Aftermarket Technology Corp.	25,605	813
	Ameristar Casinos, Inc.	31,780	893
*	Cavco Industries, Inc.	19,205	643
	Christopher & Banks Corporation	87,142	1,056
	Entercom Communications Corporation	33,238	643
*	Papa John’s International, Inc.	25,155	615
	Ruby Tuesday, Inc.	29,760	546
*	Select Comfort Corporation	48,155	672
*	The Children’s Place Retail Stores, Inc.	10,220	248
*	Tractor Supply Company	14,372	662
	Wolverine World Wide, Inc.	40,325	1,105

			7,896

	Issuer	Shares or Principal Amount	Value
	Common Stock - (continued)

	Materials - 8.4%
	Arch Chemicals, Inc.	22,710	$1,065
	CF Industries Holdings, Inc.	5,620	427
	H.B. Fuller Company	20,600	611
	Quanex Corporation	20,440	960
	Silgan Holdings, Inc.	19,120	1,028
	Texas Industries, Inc.	14,375	1,128

			5,219

	Health Care - 6.9%
*	Magellan Health Services	25,380	1,030
*	Matrixx Initiatives, Inc.	38,741	766
*	Pediatrix Medical Group	19,950	1,305
*	Varian, Inc.	18,764	1,194

			4,295

	Energy - 6.1%
*	Forest Oil Corporation	29,983	1,290
*	Goodrich Petroleum Corporation	18,080	573
*	Horizon Offshore, Inc.	36,720	606
*	Petrohawk Energy Corporation	82,088	1,348

			3,817

	Utilities - 5.2%
	Avista Corporation	42,460	864
	Cleco Corporation	35,580	899
	Northwest Natural Gas Company	13,700	626
	South Jersey Industries, Inc.	24,820	864

			3,253

	Consumer Staples - 2.1%
	Flowers Foods, Inc.	30,700	669
	J&J Snack Foods	17,407	606

			1,275

	Telecommunication Services - 1.1%
*	Syniverse Holdings, Inc.	41,010	652

			652

	Total Common Stock - 99.7% (cost $59,838)		62,260

	Investment in Affiliate
	William Blair Ready Reserves Fund	30,583	31

	Total Investment in Affiliate - 0.1% (cost $31)		31

	Repurchase Agreement
	State Street Bank, 4.75%, Dated 9/28/2007 due 10/1/2007 repurchase price $287 collateralized by GNMA, II Pool # 80904	286,939	287

	Total Repurchase Agreement - 0.4% (cost $287)		287

	Total Investments - 100.2% (cost $60,156)		62,578

	Liabilities, plus cash and other assets - (0.2)%		(120)

	Net assets - 100.0%		$62,458

*	Non-income producing

+ =U.S. listed foreign security

VRN = Variable Rate Note

See accompanying Notes to Portfolios of Investments.

Bond Fund

Portfolio of Investments, September 30, 2007 (all amounts in thousands) (unaudited)

	Principal Amount/ Shares	Value
U.S. Government and U.S. Government Agency - 58.7%

U.S. Treasury - 16.9%
U.S. Treasury Note, 4.750%, due 2/15/10	$3,950	$4,017
U.S. Treasury Note, 4.750%, due 5/15/14	2,300	2,352
U.S. Treasury Note, 5.125%, due 5/15/16	1,450	1,510
U.S. Treasury Note, 7.130%, due 2/15/23	325	404
U.S. Treasury Note, 5.125%, due 2/15/36	2,100	1,991

Total U.S. Treasury Obligations	10,125	10,274

Government National Mortgage Association (GNMA)- 1.2%
GNR 2006-67 GB, 4.087%, due 9/16/34	725	701
#357752, 7.000%, due 4/15/09	3	3

	728	704

Federal Home Loan Bank (FHLB)- 0.5%
4.750%, due 12/16/16	325	319

Federal Home Loan Mortgage Corp. (FHLMC) - 9.7%
#G10330, 7.000%, due 1/1/10	25	25
#G90024, 7.000%, due 1/20/13	95	98
#G30093, 7.000%, due 12/1/17	73	76
#G30254, 6.500%, due 5/1/19	116	119
#G30255, 7.000%, due 7/1/21	107	111
#G18137, 6.500%, due 8/1/21	516	526
#G18137, 6.500%, 7/1/22	173	178
#E02360, 6.500%, due 7/1/22	1,084	1,105
#D95897, 5.500%, due 3/1/23	461	456
#C90896, 6.500%, due 2/1/25	1,159	1,186
6.750%, due 9/15/29	650	775
#G10728, 7.500%, due 7/1/32	485	507
#C01385, 6.500%, due 8/1/32	675	692

	5,619	5,854

Federal National Mortgage Association (FNMA) - 30.4%
#535559, 7.500%, due 9/1/12	1,011	1,036
#598453, 7.000%, due 6/1/15	33	33
#689612, 5.000%, due 5/1/18	892	877
#747903, 4.500%, due 6/1/19	750	723
#791393, 5.500%, due 10/1/19	764	763
#831430, 5.500%, due 3/1/21	958	956
#253847, 6.000%, due 5/1/21	544	550
#900725, 6.000%, due 8/1/21	494	501
#254797, 5.000%, due 6/1/23	508	492
#545437, 7.000%, due 2/1/32	366	381
#555522, 5.000%, due 6/1/33	893	855
#555880, 5.500%, due 11/1/33	947	930
#725027, 5.000%, due 11/1/33	1,259	1,205
#725205, 5.000%, due 3/1/34	978	937
#725238, 5.000%, due 3/1/34	985	943
#725424, 5.500%, due 4/1/34	1,015	997
#725611, 5.500%, due 6/1/34	800	786
#745092, 6.500%, due 7/1/35	1,075	1,101
#845188, 6.000%, due 12/1/35	988	990
#848782, 6.500%, due 1/1/36	1,579	1,610
#256859, 5.500%, due 8/1/37	1,825	1,769

	18,664	18,435

	NRSRO Rating	Principal Amount	Value
Collateralized Mortgage Obligations - 8.3%
Countrywide Alternative Loan Trust, 2003-11T1, Tranche M,
4.750%, due 7/25/18	AA+	$312	$300
First Plus 1997-4 M1
7.6400%, due 9/11/23	AA	188	184
Aames Mortgage Trust, 2001-1, Tranche M2,
7.588%, due 6/25/31	A	133	108
LSSCO, 2004-2, Tranche M2,
6.328%, due 2/28/33, VRN*	A	293	291
CWL, 2003-5, Tranche MF2
5.959%, due 11/25/33	A+	276	255
Renaissance Home Equity Loan Trust, 2004-2, Tranche M5
6.455%, due 7/25/34	A	505	431
FHASI, 2004-AR4, Tranche 3A1,
4.700%, due 8/25/34, VRN	AAA	561	556
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,
6.352%, due 11/25/34*	A	50	49
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,
6.530%, due 2/25/35*	A	25	24
Soundview Home Equity Loan Trust, 2005-B, Tranche M1,
5.635%, due 5/25/35	AA+	579	577
Structured Asset Securities Corp., 2005-9XS, Trache 1A2A
4.8400%, due 6/25/35	AAA	630	626
Structured Asset Securities Corp., 2005-9XS, Tranche 1A2C
4.9500%, due 6/25/35	AAA	255	254
Structured Asset Securities Corp., 2005-9XS, Tranche A2B,
6.500%, due 6/25/35	AAA	200	201
Security National Mortgage Loan Trust, 2005-2A, Tranche M2,
7.321%, due 2/25/36*	A	125	113
Chase Mortgage Finance Corporation, 2006-A1, Tranche A3,
6.000%, due 9/25/36	AAA	650	657
Security National Mortgage Loan Trust, 2006-1A, Tranche M2,
7.500%, due 9/25/36*	A	80	80
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA, Tranche A,
5.750%, due 12/23/36*	AAA	79	80
Mid-State Trust 2004-1, Tranche A
6.0050%, due 8/15/37	AAA	76	78
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,
7.660%, due 9/25/37*	AAA	70	69
ACE, 2005-SN1, Tranche M2,
5.770%, due 11/25/39, VRN	A+	50	39
ACE, 2005-SD3, Tranche M2,
7.070%, due 8/25/45, VRN	A+	70	51

		5,207	5,023

Corporate Obligations - 25.4%
Bear Stearns Co. Inc.
4.000%, due 1/31/08	A+	200	199
CIT Group Inc.
4.000%, due 5/8/2008	A	250	247
SLM Corporation,
5.565%, due 7/25/08, VRN	BBB+	500	493
Consolidated Edison Company of New York,
7.150%, due 12/1/09	A	500	522
Household Finance Corporation,
8.000%, due 7/15/10	AA-	500	537
Bank of America Corporation,
4.250%, due 10/1/10	AA	500	491
National Rural Utilities Cooperative Finance Corporation,
7.250%, due 3/1/12	A	500	533
Citigroup, Inc.
5.625%, due 8/27/12	AA-	400	405
Simon Property Group, Inc.,
6.350%, due 8/28/12	A-	500	512
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB-	400	424
Boeing Capital Corporation,
5.800%, due 1/15/13	A+	400	409
SBC Communications,
5.100%, due 9/15/14	A	400	387
CODELCO, Inc. - 144A,
4.750%, due 10/15/14	A	400	382
Johnson Controls, Inc.
5.500%, due 1/15/16	A-	400	394
ProLogis,
5.750%, due 4/1/16	BBB+	400	386

See accompanying Notes to Portfolios of Investments.

Bond Fund

Portfolio of Investments, September 30, 2007 (all amounts in thousands) (unaudited)

Principal Amount	NRSRO Rating	Principal Amount/ Shares	Value
Corporate Obligations - (continued)
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	$400	$398
Yum!, Brands, Inc.,
6.250%, due 4/15/16	BBB-	400	401
SAB Miller plc,
6.500%, due 7/1/16	BBB+	400	410
Petrobras International Finance Company,
6.125%, due 10/6/16	BBB-	400	403
MGM Mirage,
7.6250%, due 1/15/17	BB	500	495
Marriott International,
6.375%, due 6/15/17	BBB	450	451
J.P. Morgan Chase & Co.,
6.1250%, due 6/27/17	A+	600	612
Lehman Brothers Holdings
6.5000%, due 7/19/17	A+	610	618
Kimberly-Clark,
6.1250%, due 8/1/17	A+	600	618
American Express,
6.1500%, 8/28/17	A+	600	605
Ras Laffan Lng II,
5.298%, due 9/30/20	AA	400	381
Kroger Company,
8.00%, due 9/15/29	BBB-	400	444
Conoco Funding Company,
7.250%, due 10/15/31	A	400	451
Kohl’s Corporation,
6.00%, due 1/15/33	BBB+	250	227
Goldman Sachs Group, Inc.,
6.125%, due 2/15/33	AA-	400	392
Pacific Gas and Electric Company,
6.050%, due 3/1/34	BBB+	250	246
Teva Pharmaceutical Finance LLC,
6.150%, due 2/1/36	BBB	$510	$484
Wisconsin Electric Power Company,
5.700%, due 12/1/36	A+	500	470
Comcast Corporation,
6.450%, due 3/15/37	BBB+	500	494
Florida Power and Light Group Capital, Inc.
6.650%, due 6/15/67, VRN	A-	500	482

Total Corporate Obligations		15,320	15,403

Total Fixed Income - 92.4% (cost $55,981)		55,988	56,012

Preferred Stock
Public Storage, Inc.		10,000	222

Total Preferred Stock - 0.4% (cost $245)		10,000	222

Total Long-Term Investments - 92.8% (cost $56,226)			56,234

Short-Term Investments
American Express Credit Corporation, VRN
4.978%, due 10/1/07	A+	$1,023	1,023
Prudential Funding LLC, VRN	A+	$2,598	2,598
5.180%, due 10/1/07
Total Short-Term Investments - 6.0% (cost $3,621)		3,621	3,621

Repurchase Agreement
State Street Bank and Trust Company, 4.75% dated 9/28/2007, due 10/1/2007, repurchase price $88, collateralized by GNMA, II, Pool#80871	A+	88	88
Total Repurchase Agreement - 0.1% (cost $88)		88	88

Total Investments - 98.9% (cost $59,935)			59,943

Cash and other assets, less liabilities - 1.1%			662

Net Assets - 100.0%			$60,605

WAC = Weighted Average Coupon

VRN = Variable Rate Note

NRSRO = Nationally Recognized Statistical Rating Organization, such as S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 2.30% of the net assets at September 30,2007.

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, September 30, 2007 (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. Government and U.S. Government Agency - 49.5%

U.S. Treasury - 5.4%
U.S. Treasury Note,	$8,000	$8,449
6.500%, due 2/15/10
U.S. Treasury Note,	2,000	2,045
4.750%, due 5/15/14
U.S. Treasury Note,	2,060	2,147
5.125%, due 5/15/16

Total U.S. Treasury Obligations	12,060	12,641

Government National Mortgage Association (GNMA)- 1.6%
#780405, 9.500%, due 11/15/17	436	466
#589335, 6.500%, due 10/15/22	1,783	1,819
#357322, 7.000%, due 9/15/23	141	148
#616250, 6.000%, due 2/15/24	1,274	1,288

Total Government National Mortgage Association	3,634	3,721

Small Business Administration - 0.0%
Receipt for Multiple Originator Fees, #3,	1,246	9

0.821%, due 11/01/08 (Interest Only) WAC
Federal Home Loan Mortgage Corp. (FHLMC) - 19.1%
#1417, Tranche SA, 11.487%, due 11/15/07, VRN	25	26
#G10067, 7.000%, due 1/1/08	24	24
1612 SE, 8.100%, due 11/15/08	211	213
#G90028, 7.000%, due 5/17/09	111	112
#E80050, 6.000%, due 10/1/09	182	183
#G90019, 7.500%, due 12/17/09	169	170
7.000%, due 3/15/10	4,000	4,238
#E65418, 7.000%, due 8/1/10	80	81
#G10457, 7.000%, due 2/1/11	254	261
#E00436, 7.000%, due 6/1/11	292	301
#G10708, 6.500%, due 8/1/12	169	173
#G11218, 7.000%, due 10/1/12	53	54
#G10839, 5.500%, due 10/1/13	959	959
#E72924, 7.000%, due 10/1/13	823	851
#J02572, 7.500%, due 6/1/14	1,324	1,366
#E81697, 8.000%, due 5/1/15	1,870	1,970
#E81703, 7.000%, due 5/1/15	758	783
#E81908, 8.500%, due 12/1/15	111	120
#G11688, 7.000%, due 2/1/16	583	605
#J02184, 8.000%, due 4/1/16	1,450	1,523
#G12258, 6.000%, due 8/1/16	2,201	2,234
#G90022, 8.000%, due 9/17/16	552	578
#G11702, 7.500%, due 12/1/16	547	566
#J04096, 6.500%, due 1/1/17	2,241	2,299
#G11486, 7.500%, due 4/1/17	634	656
#E90398, 7.000%, due 5/1/17	1,040	1,078
#M30028, 5.500%, due 5/1/17	236	239
#G11549, 7.000%, due 7/1/17	549	567
#G90027, 6.000%, due 11/17/17	1,109	1,120
#G11756, 7.000%, due 12/1/17	878	904
#G11725, 5.500%, due 11/1/18	1,804	1,804
#G30254, 6.500%, due 5/1/19	2,186	2,250
#G30255, 7.000%, due 7/1/21	689	718
#G30268, 7.000%, due 7/1/21	1,536	1,600
#J02986, 6.500%, due 7/1/21	2,048	2,088
#G30239, 7.000%, due 8/1/21	1,296	1,350
#C67537, 9.500%, due 8/1/21	169	182
#G18137, 6.500%, due 8/1/21	2,627	2,679
#G30243, 6.000%, due 12/1/21	1,537	1,556
#D95621, 6.500%, due 7/1/22	2,947	3,025
#G02183, 6.500%, due 3/1/30	1,714	1,757
#A45790, 7.500%, due 5/1/35	897	937

Total FHLMC Mortgage Obligations	42,885	44,200

Federal National Mortgage Association (FNMA) - 23.4%
#1992-192, Tranche SC, 6.558%, due 11/25/07, VRN	9	9
#1993-196, Tranche SA,10.210%,due 10/25/08,VRN	131	133
#1993-221, Tranche SG, 4.034%, due 12/25/08, VRN	114	113
#765396, 5.500%, due 1/1/09	95	95
#2002-27, Tranche SW, 5.019%, due 5/25/2009 VRN	963	972
#695512, 8.000%, due 9/1/10	256	262
#725479, 8.500%, due 10/1/10	397	403
6.250%, due 2/1/11	1,500	1,575
#313816, 6.000%, due 4/1/11	316	320
#577393, 10.000%, due 6/1/11	157	167
#577395, 10.000%, due 8/1/11	620	661
#254705, 5.500%, due 3/1/13	1,281	1,292
#254788, 6.500%, due 4/1/13	424	435
#725315, 8.000%, due 5/1/13	441	460
#190539, 6.000%, due 1/1/14	352	357
#806463, 7.000%, due 3/1/14	523	541
#593561, 9.500%, due 8/1/14	333	357
#535560, 7.000%, due 8/1/14	800	825
#567027, 7.000%, due 9/1/14	1,400	1,449
#567026, 6.500%, due 10/1/14	1,219	1,252
#458124, 7.000%, due 12/15/14	281	291
#745459, 7.000%, due 2/1/15	708	732
#598453, 7.000%, due 6/1/15	238	242
#576554, 8.000%, due 1/1/16	1,446	1,518
#576553, 8.000%, due 2/1/16	2,159	2,287
#555747, 8.000%, due 5/1/16	369	384
#735569, 8.000%, due 10/1/16	1,854	1,937
#725410, 7.500%, due 4/1/17	1,217	1,261
#643217, 6.500%, due 6/1/17	347	355
#679247, 7.000%, due 8/1/17	1,515	1,582
#682075, 5.500%, due 11/1/17	1,008	1,009
#662925, 6.000%, due 12/1/17	1,343	1,366
#740847, 6.000%, due 10/1/18	1,130	1,145
#852864, 7.000%, due 7/1/20	3,026	3,143
#458147, 10.000%, due 8/15/20	803	910
#835563, 7.000%, due 10/1/20	1,163	1,217
#893325, 7.000%, due 9/1/21	2,661	2,739
#735367, 6.000%, due 3/1/22	2,098	2,124
#735574, 8.000%, due 3/1/22	786	832
#735104, 7.000%, due 5/1/22	1,990	2,077
#725927, 7.000%, due 8/1/22	1,680	1,753
#679253, 6.000%, 10/1/22	1,729	1,750
#735137, 6.500%, due 11/1/22	1,122	1,154
#254633, 6.000%, due 1/1/2023	606	612
#1993-19, Tranche SH, 11.234%, due 4/25/23, VRN	11	15
#745633, 6.500%, due 7/1/24	1,507	1,549
#806458, 8.000%, due 6/1/28	923	977
#880155, 8.500%, due 7/1/29	1,323	1,421
#797846, 7.000%, due 3/1/32	1,567	1,628
#745519, 8.500%, due 5/1/32	921	990
#654674, 6.500%, due 9/1/32	265	272
#733897, 6.500%, due 12/1/32	537	550
#888305, 7.000, due 3/1/36	2,746	2,860

Total FNMA Mortgage Obligations	52,410	54,360

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, September 30, 2007 (all amounts in thousands) (unaudited)

	NRSRO Rating	Principal Amount	Value
Collateralized Mortgage Obligations - 22.4%
ABFS, 2002-2, Tranche A6,	AAA	13	13
5.850%, due 3/15/19
RALI, 2004-QS16, Tranche 2M1,	AA	1,604	1,526
5.000%, due 12/25/19
RALI, 2004-QS16, Tranche 2M3,	BBB	271	242
5.000%, due 12/25/19
RALI, 2005-QS14, Tranche 1M1,	AA	943	902
5.250%, due 9/25/20
RALI, 2005-QS14, Tranche 1M2,	A	297	278
5.250%, due 9/25/20
RALI, 2006-QS2, Tranche IIM1,	AA	1,044	1,006
5.500%, due 2/25/21
RALI, 2006-QS2, Tranche IIM2,	A	488	460
5.500%, due 2/25/21
RALI, 2006-QS6, Tranche 2M1,	AA	510	504
6.000%, due 6/25/21
RALI, 2006-QS6, Tranche 2M2,	A	403	395
6.000%, due 6/25/21
First Plus, 1997-4, Tranche M1,	AA	1,212	1,189
7.640%, due 9/11/23
First Plus, 1997-4, Tranche M2,	A	256	250
7.830%, due 9/11/23
First Plus, 1997-4, Tranche A8,	AAA	107	109
7.810%, due 9/11/23
First Plus, 1998-2, Tranche M2,	A	161	159
8.010%, due 5/10/24
First Plus, 1998-3, Tranche M2,	A	430	428
7.920%, due 5/10/24, VRN
Bear Stearns ABS, 2001-A, Tranche M1,	A	450	451
7.540%, due 2/15/31
Delta Funding Home Equity Loan Trust, 2000-4, Tranche M1,	AA	1,431	1,428
7.650%, due 2/15/31
Structured Asset Securities Corp., 2005-SC1, Tranche 1A2,	AAA	1,801	1,939
10.255%, due 5/25/31, VRN*
Aames Mortgage Trust, 2001-1, Tranche M2,	A	1,216	990
7.588%, due 6/25/31
Security National Mortgage Loan Trust, 2004-1A, Tranche M2,	A	1,600	1,605
6.750%, due 06/25/32
Structured Assets Security Corporation, 2002-13, Tranche B1,	AAA	1,940	1,935
6.750%, due 7/25/32, VRN
Structured Assets Security Corporation, 2002-17, Tranche B3,	A	1,793	1,788
6.089%, due 9/25/32, VRN
LSSCO, 2004-2, Tranche M1,	AA	763	767
6.327%, due 2/28/33, VRN*
LSSCO, 2004-2, Tranche M2,	A	585	582
6.327%, due 2/28/33, VRN*
ABFS, 2002-2, Tranche A-7,	AAA	2	2
5.215%, due 7/15/33, VRN
ABFS, 2002-3, Tranche M1,	AA	997	896
5.402%, due 9/15/33, VRN
Residential Asset Mortgage Products, 2003-RS9, Tranche MI1,	AA	188	182
5.800%, due 10/25/33
Residential Asset Mortgage Products, 2003-RS9, Tranche MI2,	A	1,336	1,126
6.300%, due 10/25/33
ACE, 2004-SD1, Tranche M3,	BBB	2,099	1,073
7.881%, due 11/25/33, VRN
Residential Asset Mortgage Products, 2003-RS11, Tranche MI1,	AA	1,449	1,427
5.597%, due 12/25/33 VRN
Deutsche Mortgage Securities, Inc., 2004-2, Tranche M1,	AA	1,143	1,112
5.090%, due 1/25/34
RAAC, 2005-SP1, Tranche M1,	AA	2,560	2,312
5.504%, due 9/25/34, VRN
Security National Mortgage Loan Trust, 2004-2A, Tranche M2,	A	2,200	2,137
6.352%, due 11/25/34
Security National Mortgage Loan Trust, 2005-1A, Tranche B1,	BBB	950	787
7.450%, due 2/25/35*
Security National Mortgage Loan Trust, 2005-1A, Tranche M2,	BBB	1,475	1,395
6.530%, due 2/25/35*
Soundview Home Equity Loan Trust, 2005-B, Tranche M1	AA+	1,578	1,571
5.635%, due 5/25/35
Security National Mortgage Loan Trust, 2005-2A, Tranche B1,	BBB	1,550	1,209
7.750%, due 2/25/36*
Security National Mortgage Loan Trust, 2005-2A, Tranche M2,	A	2,075	1,883
7.321%, due 2/25/36*
Security National Mortgage Loan Trust, 2006-1A, Tranche M2,	A	2,195	2,200
7.500%, due 9/25/36*
Security National Mortgage Loan Trust, 2006-2A, Tranche M2,	A	600	553
7.500%, due 10/25/36*
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA, Tranche A,	AAA	2,916	2,935
5.750%, due 12/23/36*
Security National Mortgage Loan Trust, 2006-3A, Tranche M2,	A	1,000	869
7.500%, due 1/25/37*
Blackrock Capital Finance, 1997-R1 WAC,	AAA	313	322
6.242%, due 3/25/37, VRN*
Mid-State Trust 2004-1, Tranche A,	AAA	3,664	3,753
6.005%, due 8/15/37
Statewide Mortgage Loan Trust, 2006-1A, Tranche A2,	AAA	2,638	2,598
7.660%, due 9/25/37*
ACE, 2005-SN1, Tranche M1,	AA+	1,075	963
5.520%, due 11/25/39, VRN
ACE, 2005-SN1, Tranche M2,	A+	625	483
5.770%, due 11/25/39, VRN
ACE, 2005-SD3, Tranche M2,	A+	1,895	1,393
6.881%, due 8/25/45, VRN

Total Collateralized Mortgage Obligations		55,841	52,127

Corporate Obligations - 27.1%
Philips Petroleum,
8.750%, due 5/25/10	A-	2,500	2,725
HSBC Finance Corporation,
8.000%, due 7/15/10	AA-	2,450	2,629
Boeing Capital Corporation,
7.375%, due 9/27/10	A+	2,549	2,721
Goldman Sachs Group, Inc.,
6.600%, due 1/15/12	AA-	2,550	2,672

See accompanying Notes to Portfolios of Investments.

Income Fund

Portfolio of Investments, September 30, 2007 (all amounts in thousands) (unaudited)

	NRSRO Rating	Principal Amount	Value
Corporate Obligations - (continued)
Lehman Brothers Holdings, Inc.,
6.625%, due 1/18/12	A+	$2,650	$2,736
National Rural Utility Cooperative,
7.250%, due 3/1/12	A	3,025	3,228
BHP Billiton Finance,
5.125%, due 3/29/12	A+	1,195	1190
General Electric Capital Corporation,
6.000%, due 6/15/12	AAA	2,650	2,733
Citigroup, Inc.,
5.625%, due 8/27/12	AA	2,675	2,706
Cox Communications, Inc.,
7.125%, due 10/1/12	BBB-	2,425	2,570
Kroger Company,
5.500%, due 2/1/13	BBB	3,000	3,002
Ohio Power Company,
5.500%, due 2/15/13	BBB	1,900	1,882
American Movil SA,
5.500%, due 3/1/14	BBB	3,000	2,957
Bank of America Corporation,
5.375%, due 6/15/14	AA	2,325	2,299
AT&T, Inc.
5.100%, due 9/15/14	A	2,500	2,419
Codelco, Inc. - 144A,	A	2,815	2,690
4.750%, due 10/15/14*
Pemex Master Trust,
5.750%, due 12/15/15	BBB	3,000	3,002
Johnson Controls, Inc.,
5.500%, due 1/15/16	A-	2,925	2,881
Omnicom Group, Inc.,
5.900%, due 4/15/16	A-	3,000	2,984
YUM! Brands, Inc.,
6.250%, 4/15/16	BBB	1,939	1,941
Sabmiller PLC,
6.500%, due 7/1/16	BBB+	2,600	2,664
Marriott International,
6.375%, due 6/15/17	BBB+	2,250	2,255
Kimberly - Clark,
6.125%, due 8/1/17	A	3,000	3,090
Ras Laffan Lng II,
5.298%, due 9/30/20*	A	3,000	2,862

Total Corporate Obligations		61,923	62,838

Total Long Term Investments - 99.0% (cost $235,236)		229,999	229,896

Repurchase Agreement
State Street Bank and Trust Company, 4.75% dated 9/28/2007, due 10/1/2007, repurchase price $889 collateralized by GNMA, II, Pool #80871		888	888

Total Repurchase Agreement - 0.4% (cost $888)		888	888

Total Investments - 99.4% (cost $236,124)		230,887	230,784

Cash and other assets, less liabilities - 0.6%			1,490

Net Assets - 100.0%			$232,274

WAC = Weighted Average Coupon

VRN = Variable Rate Note Codelco, Inc. - 144A,

NRSRO = Nationally Recognized Statistical Rating Organization, such as 4.750%, due 10/15/14*

S&P, Moody’s or Fitch (unaudited)

The obligations of certain U. S. Government-sponsored securities are neither issued nor guaranteed by the U. S. Treasury

*	Deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees. These holdings represent 10.15% of the net assets at September 30, 2007.

See accompanying Notes to Portfolios of Investments.

Ready Reserves Fund

Portfolio of Investments, September 30, 2007 (all amounts in thousands) (unaudited)

Issuer	Principal Amount	Amortized Cost
U.S. Agency Fixed Rate Notes - 4.1%
Federal Home Loan Bank (FHLB),
3.250% - 5.500%, 10/12/07 - 1/18/08	$35,063	$35,088
Federal National Mortgage Association (FNMA),
2.880% - 3.55%, 10/19/07 - 11/16/07	18,998	19,026

Total U.S. Agency Fixed Rate Notes	54,061	54,114

U.S. Agency Variable Rate Notes - 1.9%
Federal Home Loan Bank (FHLB),
5.390% - 5.544%, 8/15/08 - 9/17/08	25,005	25,005

Total U.S. Agency Variable Rate Notes	25,005	25,005

U.S. Agency Discount Notes - 13.0%
Federal National Mortgage Association (FNMA),
4.650% - 5.130%, 10/10/07 - 11/13/07	34,090	33,967
Federal Farm Credit Banks (FFCB),
4.670% - 4.850%, 11/8/07 - 11/28/07	20,000	19,867
Federal Home Loan Bank (FHLB),
4.544% - 4.860%, 10/19/07 - 12/26/07	60,000	59,533
Federal Home Loan Mortgage Corporation (FHLMC),
4.650% - 5.000%, 10/16/07 - 1/28/08	59,100	58,713

Total U.S. Agency Discount Notes	173,190	172,080

Fixed Rate Notes - 21.2%
Abbott Laboratories,
6.000%, 3/15/08	2,014	2,006
American General Finance Corp,
4.500%, 11/15/07	6,890	6,917
American Honda Finance Corp,
5.470%, 10/22/07	10,750	10,741
AT&T Corporation,
6.125% - 6.150%, 1/15/08 - 2/15/08	6,295	6,287
Bellsouth Corporation,
5.683%, 11/15/07	18,368	18,358
B.P. Canada Finance,
3.375%, 10/31/07	12,407	12,599
Caterpillar Financial Services,
3.625% - 3.800%, 11/15/07 - 2/8/08	14,355	14,429
Chevron Corporation,
3.375%, 2/15/08	13,160	13,267
Du Pont (E.I.) de Nemours,
3.375%, 11/15/07	1,319	1,331
Eli Lilly & Company,
2.900%, 3/15/08	6,265	6,331
General Electric Capital Corporation,
3.500% - 6.500%, 12/10/07 - 5/1/08	4,614	4,591
Gillette Company,
2.500% - 3.500%, 10/15/07 - 6/1/08	19,652	19,902
IBM Canada Credit,
3.750%, 11/30/07	17,624	17,700
IBM Corporation,
3.800%, 2/1/07	6,960	6,966
John Deere Capital Corp,
3.375% - 3.900%, 10/1/07 - 1/15/08	15,057	15,111
National Rural Utility Coop,
3.250%, 10/1/07	1,865	1,875
Toyota Motor Credit,
2.875% - 5.528%, 10/12/07 - 8/1/08	27,181	27,200
U.S.A.A. Capital Corporation,
4.000%, 12/10/07	19,667	19,747
US Bancorp,
3.125% - 6.500%, 10/1/07 - 8/15/08	33,604	33,626
Verizon Communications,
4.000%, 1/15/08	14,430	14,489
Wells Fargo Financial,
3.120% - 6.250%, 10/15/07 - 8/15/08	26,105	26,185

Total Fixed Rate Notes	278,582	279,658

Variable Rate Notes - 12.0%
American General Finance Corp,
5.480% , 1/18/08	7,036	7,033
American Honda Finance Corp,
5.198% - 5.580%, 3/20/08 - 5/12/08	14,917	14,916
Berkshire Hathaway,
5.410% - 5.590%, 1/11/08 - 5/16/08	31,055	31,036
General Electric Capital Corporation,
5.410% - 5.661%, 1/3/08 - 7/28/08	36,470	36,454
PACCAR Financial,
5.644%, 3/17/08	20,014	20,014
Toyota Motor Credit,
5.664%, 6/17/08	10,503	10,502
US Bancorp,
5.099% - 5.755%, 11/30/07 - 2/8/08	13,992	13,993
Wal-Mart Stores,
5.594%, 6/16/08	15,091	15,093
Wells Fargo Financial,
5.764%, 3/10/08	9,972	9,968

Total Variable Rate Notes	159,050	159,009

Asset-Backed Commercial Paper - 20.2%
Alpine Securitization,
5.240%, 10/25/07	15,000	14,943
Amsterdam Funding Corporation,
5.265% - 5.320%, 10/2/07 - 10/3/07	20,000	19,990
Chariot Funding, L.L.C.,
5.200% - 5.340%, 10/2/07 - 10/31/07	25,000	24,908
Ciesco, L.L.C.,
5.270%, 10/2/07	10,000	9,996
Daimler Chrysler Revolving Auto,
5.220% - 5.330%, 10/11/07 - 10/31/07	25,000	24,928
FCAR Owner Trust,
5.180%, 11/2/07	15,000	14,927
Govco, Inc.,
5.240% - 5.850%, 10/9/07 - 10/23/07	30,000	29,920
Jupiter Securitization Co. L.L.C.,
5.200%, 10/29/07	10,000	9,957
New Center Asset Trust,
5.300%, 10/5/07 - 11/5/07	25,000	24,932
Old Line Funding,
5.200%, 10/26/07	15,000	14,941
Park Avenue Receivables,
5.200% - 5.250%, 10/12/07 - 10/24/07	20,000	19,945
Thames Asset Global Securitization,
5.250%, 10/25/07 - 11/2/07	13,000	12,947

Portfolio of Investments, September 30, 2007 (all amounts in thousands) (unaudited)

	Principal Amount	Amortized Cost
Asset-Backed Commercial Paper - (Continued)
Thunder Bay Funding,
5.320%, 10/1/07	$4,140	$4,139
Variable Funding,
5.245% - 5.280%, 10/4/07 - 10/17/07	25,000	24,963
Wal-Mart Funding,
5.200%, 11/19/07	15,000	14,889

Total Asset-Backed Commercial Paper	267,140	266,325

Commercial Paper - 21.2%
Abbott Laboratories,
5.150% - 5.160%, 10/16/07 - 10/23/07	20,000	19,941
AIG Funding,
5.300%, 10/16/07 - 10/17/07	20,000	19,948
BP Capital Markets,
4.750% - 4.900%, 11/29/07 - 12/21/07	25,000	24,750
Brown-Forman Corporation,
5.230% - 5.280%, 10/4/07 - 11/27/07	20,000	19,946
Chevron Funding,
5.050% - 5.150%, 10/19/07 - 12/11/07	25,000	24,818
Coca-Cola Company,
5.000% - 5.240%, 11/1/07 - 12/14/07	25,000	24,794
IBM Capital,
5.150%, 12/10/07	5,000	4,949
Kimberly-Clark Worldwide,
5.000%, 10/19/07	10,000	9,972
MetLife Funding,
5.000% - 5.300%, 10/9/07 - 10/17/07	35,000	34,936
National Rural Utility Coop,
5.270%, 10/10/07	13,375	13,353
PACCAR Financial,
5.240% - 5.250%, 11/15/07 - 11/27/07	21,200	21,039
Private Export Funding,
4.900% - 5.240%, 10/15/07 - 1/17/08	28,000	27,763
Procter and Gamble,
5.210%, 10/29/07 - 10/30/07	19,050	18,966
Wal-Mart Stores,
5.280%, 10/10/07	15,000	14,976

Total Commercial Paper	281,625	280,151

Demand Notes - 8.1%
American Express Credit Corporation, VRN,
4.978%, 10/1/07	$47,918	$47,918
Prudential Funding, VRN,
5.180%, 10/1/07	58,455	58,455

Total Demand Notes	106,373	106,373

Total Investments - 101.7% (Cost $1,342,715)	1,345,026	1,342,715
Liabilities plus cash and other assets - (1.7)%		(22,558)

Net Assets - 100.0%		$1,320,157

Portfolio Weighted Average Maturity		49 Days

VRN = Variable Rate Note

Institutional International Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks

	Europe - 31.1%

	Austria - 1.4%
	Erste Bank (Commercial banks)	135,504	$10,328
	Raiffeisen Interantional Bank (Commercial banks)	139,000	20,330

			30,658

	Belgium - 1.5%
	InBev NV (Beverages)	363,600	32,926

	Finland - 1.8%
	Nokia OYJ (Communications equipment)	620,600	23,548
	Nokian Renkaat OYJ (Auto components)	314,000	12,317
	Ramirent OYJ (Machinery)	228,300	4,960

			40,825

	France - 6.8%
	April Group S.A. (Insurance)	56,300	3,467
	AXA (Insurance)	564,100	25,263
	EDF Energies Nouvelles S.A. (Independent power producers& energy traders)	149,400	11,865
	Essilor International S.A. (Health care equipment & supplies)	264,600	16,590
	Eurazeo (Diversified financial services)	98,541	14,536
	Iliad S.A. (Diversified telecommunication services)	78,800	7,303
	Klepierre (Real estate investment trusts)	120,810	6,914
	L’Oreal S.A. (Personal products)	154,000	20,163
*	Orpea (Health care providers & services)	109,066	6,508
*	Seloger.com (Media)	81,200	4,642
	Veolia Environnement (Multi-utilities)	376,025	32,332

			149,583

	Germany - 2.0%
	Bauer AG (Construction & engineering)	68,800	4,491
*	Colonia Real Estate AG (Real estate management & development)	109,300	4,229
	CTS Eventim AG (Media)	72,700	2,876
*	Q-Cells AG (Electrical equipment)	149,120	15,205
	Solarworld AG (Electrical equipment)	190,700	10,941
*	Wire Card AG (Commercial services & supplies)	467,200	6,543

			44,285

	Greece - 2.0%
	Coca-Cola Hellenic Bottling S.A. (Beverages)	249,900	14,457
	EFG Eurobank (Commercial banks)	269,292	9,445
	Jumbo S.A. (Leisure equipment & products)	182,100	6,232
	National Bank of Greece S.A. (Commercial banks)	222,426	14,189

			44,323

	Ireland - 0.1%
	United Drug plc (Health care providers & services)	727,300	3,407

	Italy - 2.9%
	Azimut Holding SpA (Capital markets)	424,100	6,533
	Geox SpA (Textiles, apparel & luxury goods)	459,600	9,878
	Saipem SpA (Energy equipment & services)	977,900	41,691
	Tod’s SpA ( Textiles, apparel & luxury goods)	70,900	5,954

			64,056

	Netherlands - 1.0%
*	Qiagen NV (Life science tools & services)	479,500	9,246
*	Tomtom NV (Software)	165,000	12,794
			22,040
	Norway - 1.0%
	Acergy S.A. (Energy equipment & services)	530,500	15,762
*	Electromagnetic GeoServices AS (Energy equipment & services)	384,000	6,365
			22,127
	Spain - 1.8%
	Grifols S.A. (Biotechnology)	604,900	13,876
	Industria De Textile S.A. (Specialty retail)	252,900	17,095
	Tecnicas Reunidas S.A. (Construction & engineering)	121,000	8,890

			39,861

	Sweden - 0.1%
	Hemtex AB (Specialty retail)	95,900	1,789
	Nobia AB (Specialty retail)	51,100	493

			2,282

	Switzerland - 8.7%
	ABB Ltd. (Electrical equipment)	1,668,800	43,777
*	Actelion Ltd. (Biotechnology)	72,300	4,001
*	Barry Callebaut AG (Food products)	10,600	7,808
	Compagnie Financiere Richemont SA (Textiles, apparel, & luxury goods)	210,200	13,902
	EFG International (Capital markets)	233,300	11,058
	Geberit AG (Building products)	59,100	7,746
	Gurit Holding AG (Chemicals)	1,756	1,857
	Kuehne & Nagel International AG (Marine)	198,400	19,537
	Nestle SA (Food products)	82,550	37,006
	Nobel Biocare Holdings AG (Health care equipment & supplies)	32,550	8,818
	Partners Group Global Opportunities, Ltd. (Capital markets)	58,550	7,247
	Roche Holdings AG (Pharmaceuticals)	126,400	22,887
	SGS S.A. (Commercial services & supplies)	5,368	6,125

			191,769

	United Kingdom - 15.1%
	Amlin plc (Insurance)	1,883,700	12,664
	Ashmore Group plc (Capital markets)	832,100	4,951
*	Autonomy Corporation plc (Software)	635,800	11,164
	BG Group plc (Oil, gas & consumable fuels)	1,835,820	31,716
*	Blinkx plc (Internet software & services)	3,019,000	1,807
	BlueBay Asset Management plc (Capital markets)	572,700	5,148
	British Sky Broadcasting Group plc (Media)	566,600	8,059
*	Cairn Energy plc (Oil, gas & consumable fuels)	254,437	10,714
	Capita Group plc (Commercial services & supplies)	1,605,870	23,746
	Carphone Warehouse Group plc (Specialty retail)	1,313,200	9,363
	Detica Group plc (IT services)	624,600	3,953
	Domino’s Pizza UK & IRL plc (Hotels, restaurants, & leisure)	888,580	4,132
	Homeserve plc (Commercial services & supplies)	56,910	2,006
	Man Group plc (Capital markets)	1,254,400	14,210
	Reckitt Benckiser plc (Household products)	713,550	41,832
	Restaurant Group plc (Hotels, restaurants, & leisure)	829,500	4,595
	Rightmove plc (Media)	524,700	5,526
*	Rolls-Royce Group plc (Aerospace & defense)	2,692,258	28,740
	Rotork plc (Electronic equipment & instruments)	466,600	9,594
	RPS Group plc (Commercial services & supplies)	1,023,900	7,099
	Tesco plc (Food & staples retailing)	4,764,700	42,708
	Tullow Oil plc (Oil, gas & consumable fuels)	832,680	10,112
	VT Group plc (Aerospace & defense)	730,500	8,558
	Xstrata plc (Metals & mining)	484,600	32,182

			334,579

	Asia -13.3%
	Australia - 7.6%
	Allco Finance Group, Limited (Capital markets)	712,872	5,830
	BHP Billiton Ltd. (Metals & mining)	763,000	29,794
	Macquarie Bank, Ltd. (Capital markets)	393,300	29,352
	QBE Insurance Group Ltd. (Insurance)	749,200	22,388
	Seek Ltd. (Commercial services & supplies)	1,226,300	9,890
	United Group Ltd. (Construction & engineering)	662,800	10,877
	Woolworths Limited (Food & staples retailing)	1,523,700	40,079
	WorleyParsons, Ltd. (Energy equipment & services)	502,333	18,790

			167,000

	Hong Kong - 2.3%
	ASM Pacific Technology Limited (Semiconductors & semiconductor equipment)	876,000	7,742
	Esprit Holdings Ltd. (Specialty retail)	1,804,100	28,586
	Li & Fung Ltd. (Distributors)	3,299,800	13,951

			50,279

	Singapore - 3.4%
	Capitaland, Ltd. (Real estate management & development)	7,972,300	43,659
	Olam International, Ltd. (Food & staples retailing)	3,323,000	7,018
	Osim International Ltd. (Specialty retail)	239,640	97
	Raffles Education Corp. (Diversified consumer services)	3,438,000	5,304
	Singapore Exchange, Ltd. (Diversified financial services)	2,299,500	19,903

			75,981

	Emerging Asia - 12.3%
	China - 4.8%
	Belle International Holdings Limited (Specialty retail)	6,989,000	9,188
	China Infrastructure Machinery Holdings, Ltd. (Machinery)	2,845,000	6,570
	China Mengniu Dairy Co. (Food products)	2,576,000	11,182
	China Oilfield Services Limited (Energy equipment & services)	8,132,000	18,600
	China Vanke Company Ltd. (Real estate management & development)	5,211,150	14,692
	Ctrip.com International Ltd. - ADR (Hotels, restaurants, & leisure)	146,400	7,584
*	E-House China Holdings Ltd. - ADR (Real estate management & development)	130,500	2,988
*	Home Inns & Hotels Management, Inc. - ADR (Hotels, restaurants, & leisure)	84,300	2,934
	Fu Ji Food & Catering (Hotels, restaurants & leisure)	1,852,000	5,694
	Lee and Man Paper Manufacturing Ltd. (Paper & forest products)	2,140,000	9,266
	Li Ning Co. Ltd. (Leisure equipment & products)	2,772,000	9,529
	Parkson Retail Group Ltd. (Multiline retail)	999,000	8,986

			107,213

	India - 2.2%
	Bharat Heavy Electricals Ltd. (Electrical equipment)	144,800	7,381
*	Bharti Airtel Ltd. (Wireless telecommunication services)	530,500	12,475
	Dabur India Ltd. (Personal products)	2,369,750	6,278
	Financial Technology (India) Ltd. (Software)	117,000	8,075
	Housing Development Finance Corp. (Thrifts & mortgage finance)	108,900	6,890
	Unitech Limited (Real estate management & development)	940,600	7,227

			48,326

	Indonesia - 0.3%
	PT Bank Rakyat Indonesia (Commercial banks)	10,548,500	7,601

	Malaysia - 1.1%
	Bumiputra Commerce Holdings Bhd (Commercial banks)	4,293,400	13,457
	Kuala Lumpur Kepong Bhd (Food products)	1,731,200	6,700
	Zelan Bhd (Construction & engineering)	2,266,900	4,115

			24,272

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Emerging Asia -12.3% - (continued)
	South Korea - 0.9%
	MegaStudy Co., Ltd. (Diversified consumer services)	22,700	$6,899
*	NHN Corp. (Internet software & services)	60,820	14,005

			20,904

	Taiwan - 3.0%
	Hon Hai Precision Industry (Electronic equipment & instrument)	3,028,207	22,810
	Mediatek Inc. (Semiconductors & semiconductor equipment)	1,578,426	28,374
	Taiwan Semiconductor Manufacturing Company Ltd. (Semiconductors & semiconductor equipment)	8,197,000	15,801

			66,985

	Japan - 12.3%
	Aeon Mall Co., Ltd. (Real estate management & development)	343,400	10,436
	DeNA Co., Ltd. (Internet & catalog retail)	1,616	7,103
	Denso Corporation (Auto components)	442,800	16,608
	En-Japan Inc. (Commercial services & supplies)	1,496	6,081
	Fujimi, Inc. (Chemicals)	120,500	2,464
	Fukuoka Financial Group, Inc. (Commercial banks)	2,158,000	12,580
*	Jupiter Telecommunications Co., Ltd. (Media)	13,715	10,623
*	K.K. DaVinci Advisors (Real estate management & development)	9,449	7,057
	Kenedix, Inc. (Real estate management & development)	2,918	5,057
	Komatsu Ltd. (Machinery)	670,400	22,349
	Miraial Company, Ltd. (Semiconductors & semiconductor equipment)	57,800	2,870
	Nakanishi Inc. (Health care equipment & supplies)	33,386	4,292
	NGK Insulators, Ltd. (Machinery)	646,000	20,694
	Nintendo Co., Ltd. (Software)	68,400	35,315
	Nippon Electric Glass Co., Ltd. (Electronic equipment & instruments)	492,000	7,875
	Nitori Company Ltd. (Specialty retail)	118,780	5,609
	Orix Corporation (Consumer finance)	130,400	29,552
*	So-net M3, Inc. (Health care technology)	841	2,210
	Sumitomo Realty & Development Co., Ltd. (Real estate management & development)	638,000	22,335
	Suruga Bank (Commercial banks)	1,210,000	14,704
	Yamada Denki Company (Specialty retail)	215,900	21,263
	Zensho Company, Ltd. (Hotels, restaurants, & leisure)	392,300	3,953

			271,030

	Emerging Latin America - 5.0%
	Brazil - 3.8%
*	Anhanguera Educacional Participacoes S.A. (Diversified consumer services)	383,200	6,972
	B2W Companhia Global do Varejo (Internet & catalog retail)	183,700	8,668
*	BR Malls Participacoes S.A. (Real estate management & development)	583,200	6,996
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	1,088,200	36,923
	Cyrela Brazil Realty S.A. (Household durables)	430,900	5,771
*	Cyrela Commercial Proerties SA (Real estate management & development)	430,900	548
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	245,400	3,675
	Localiza Rent a Car S.A. (Road & rail)	425,300	4,327
	Lojas Renner S.A. (Multiline retail)	333,000	6,653
	Totvs S.A. (Software)	102,200	3,306

			83,839

	Chile - 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	182,300	10,778

	Mexico - 0.5%
*	Banco Compartamos S.A. de C.V. (Consumer finance)	873,600	4,744
	Grupo Aeropuertario Del - ADR (Transportation infrastructure)	85,800	4,685
*	Urbi Desarrollos Urbanos S.A. (Household durables)	368,900	1,326

			10,755

	Panama - 0.2%
	Copa Holdings S.A., Class “A” (Airlines)+	110,800	4,438

	Issuer	Shares or Principal Amount	Value
	Emerging Europe, Mid-East, Africa - 4.9%
	Czech Republic - 0.2%
*	Central European Media Enterprises Ltd. Class “A” (Media)+	50,000	$4,585

	Egypt - 0.9%
	Egyptian Financial Group - Hermes Holding SAE (Captial markets)	735,600	5,986
	Orascom Construction Industries (Construction & engineering)	155,700	13,143

			19,129

	Georgia - 0.2%
	Bank of Georgia -GDR (Commercial banks)	99,400	3,578

	Kazakhstan - 0.1%
*	Kazkommertsbank - GDR 144A (Commercial banks)	162,163	2,223

	Russia - 0.8%
	Sberbank - CLS (Commercial banks)	2,635,000	10,988
*	X5 Retail Group N.V. (Food & staples retailing)	208,700	7,106

			18,094

	South Africa - 1.8%
	MTN Group, Ltd. (Wireless telecommunication services)	1,025,500	15,547
	Naspers Ltd. (Media)	260,500	7,211
	The Spar Group Limited (Food & staples retailing)	716,600	5,735
	Truworths International Ltd. (Specialty retail)	1,403,800	6,448
	Wilson Bayly Holmes-Ovcon (Construction & engineering)	261,000	4,505

			39,446

	Turkey - 0.2%
	BIM Birlesik Magazalar AS (Food & staples retailing)	59,600	4,933

	United Arab Emirates - 0.7%
	Emaar Properties PJSC (Real estate management & development)	2,699,700	7,868
	Lamprell plc (Energy equipment & services)	577,900	4,969

			12,837

	Canada - 4.4%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	448,600	17,206
	Canadian Western Bank (Commercial banks)	239,400	6,860
*	FNX Mining Company, Inc. (Metals & mining)	261,700	8,685
*	Gildan Activewear, Inc. (Textiles,apparel & luxury goods)	233,400	9,243
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	729,400	33,205
	Shoppers Drug Mart Corp. (Food & staples retailing)	408,600	22,339

			97,538

	Total Common Stock - 98.4% (cost $1,504,800)		2,169,516

	Preferred Stock
	Brazil - 1.5%
	Banco Itau Holding (Commercial banks)	248,400	12,549
*	Banco Sofisa S.A. (Commercial banks)	500,100	4,311
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	517,800	16,766

			33,626

	Total Preferred Stock - 1.5% (cost $14,911)		33,626

	Rights
	Austria - 0.0%
	Raiffeisen International Bank (Commercial banks)	139,000	—

	Total Rights - 0.0% (cost $0)		—
	Investment in Affiliate
	William Blair Ready Reserves Fund	53,899	54

	Total Investment in Affiliate - 0.0% (cost $54)		54

	Short-Term Investments
	American Express Credit Corp. Demand Note, VRN 4.978% due 10/1/07	$100,000	100
	Prudential Funding Demand Note, VRN 5.180% due 10/1/07	100,000	100

	Total Short-term Investments - 0.0% (cost $200)		200

	Total Investments - 99.9% (cost $1,519,965)		2,308,365
	Cash and other assets, less liabilities - 0.1%		2,309

	Net assets - 100.0%		$2,210,674

*	Non-income producing securities

ADR = American Depository Receipt

GDR = Global Depository Receipt

VRN = Variable Rate Note

+ = U.S. listed foreign security

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

At September 30, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.0%
Consumer Discretionary	15.4%
Industrials	14.5%
Consumer Staples	14.4%
Information Technology	8.9%
Energy	8.0%
Materials	5.5%
Health Care	4.2%
Telecommunication Services	3.1%
Utilities	2.0%

Total	100.0%

At September 30, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	21.4%
British Pound Sterling	15.4%
Japanese Yen	12.3%
Swiss Franc	8.7%
Australian Dollar	7.6%
Hong Kong Dollar	6.5%
United States Dollar	4.5%
Canadian Dollar	4.4%
Brazilian Real	3.6%
Singapore Dollar	3.4%
Taiwan Dollar	3.0%
Indian Rupee	2.2%
South African Rand	1.8%
Malaysian Ringgit	1.1%
South Korean Won	1.0%
All other currencies	3.1%

Total	100.0%

See accompanying Notes to Portfolios of Investments

Institutional International Equity Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe- 32.8%
	Austria - 0.6%
	Raiffeisen International Bank (Commercial banks)	25,500	$3,729

	Belgium - 1.8%
	InBev N.V. (Beverages)	121,000	10,957

	Finland - 1.1%
	Nokia Oyj (Communications equipment)	172,600	6,549

	France - 8.9%
	AXA (Insurance)	153,100	6,856
	Essilor International S.A. (Health care equipment & supplies)	96,000	6,019
	Eurazeo (Diversified financial services)	32,817	4,841
	Iliad S.A. (Diversified telecommunication services)	34,900	3,235
	L’Oreal S.A. (Personal products)	94,600	12,386
	Schneider Electric SA (Electrical equipment)	81,400	10,278
	Veolia Environnement (Multi-utilities)	135,800	11,676

			55,291

	Germany - 4.4%
	Deutsche Boerse AG (Diversified financial services)	61,800	8,405
*	Q-Cells AG (Electrical equipment)	49,900	5,088
	Siemens AG (Industrial conglomerates)	99,200	13,606

			27,099

	Greece - 1.0%
	National Bank of Greece S.A. (Commercial banks)	100,930	6,439

	Italy- 2.3%
	Saipem SpA (Energy equipment & services)	330,700	14,099

	Norway - 0.6%
	Acergy S.A. (Energy equipment & services)	124,200	3,690

	Spain - 1.5%
	Industria De Textile S.A. (Specialty retail)	137,700	9,308

	Switzerland - 10.6%
	ABB Ltd. (Electrical equipment)	690,300	18,108
*	Actelion Ltd. (Biotechnology)	21,700	1,201
	EFG International (Capital markets)	78,500	3,721
	Geberit AG (Building products)	16,500	2,163
	Julius Baer Holding AG (Capital markets)	69,100	5,159
	Kuehne & Nagel International AG (Marine)	54,800	5,396
	Nestle S.A. (Food products)	33,030	14,807
	Nobel Biocare Holding AG (Health care equipment & supplies)	9,300	2,519
	Roche Holdings AG (Pharmaceuticals)	49,500	8,963
	SGS S.A. (Commercial services & supplies)	3,543	4,042

			66,079

	United Kingdom - 15.3%
	BG Group plc (Oil, gas & consumable fuels)	871,700	15,060
	British Sky Broadcasting Group, plc (Media)	366,000	5,206
	Capita Group plc (Commercial services & supplies)	448,645	6,634
	Carphone Warehouse Group plc (Specialty retail)	381,200	2,718
	Man Group plc (Capital markets)	578,300	6,551
	Reckitt Benckiser plc (Household products)	265,200	15,548
*	Rolls-Royce Group plc (Aerospace & defense)	1,178,371	12,579
	Rotork plc (Electronic equipment & instruments)	109,200	2,245
	Tesco plc (Food & staples retailing)	1,674,900	15,013
	Tullow Oil (Oil, gas, & consumable fuels)	398,400	4,838
	Xstrata plc (Metal & mining)	134,000	8,899

			95,291

	Japan- 14.1%
	Aeon Mall Co., Ltd. (Real estate management & development)	125,400	3,811
	FANUC Ltd. (Machinery)	85,000	8,629
	Fukuoka Financial Group, Inc. (Commercial banks)	1,045,000	6,092
	Honeys Company, Ltd. (Specialty retail)	32,060	951
*	Jupiter Telecommunications Co., Ltd. (Media)	5,267	4,080
*	K.K. DaVinci Advisors (Real estate management & development)	2,180	1,628
	Komatsu Ltd. (Machinery)	251,700	8,391
	NGK Insulators Ltd (Machinery)	302,000	9,674
	Nintendo Co., Ltd. (Software)	28,600	14,766
	Orix Corporation (Consumer finance)	48,650	11,025
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	80,400	5,532
	Sumitomo Realty and Development (Real estate management & development)	217,000	7,597
	Suruga Bank Ltd. (Commercial banks)	452,000	5,493

			87,669

Institutional International Equity Fund

Portfolio of Investments, September 30, 2007 (all dollar amounts in thousands)(unaudited)

	Issuer	Shares	Value
	Common Stocks-(continued)
	Asia- 13.1%
	Australia - 8.4%
	Allco Finance Group Limited (Capital markets)	207,800	$1,699
	BHP Billiton Limited (Metals & mining)	211,600	8,263
	Macquarie Bank Ltd. (Capital markets)	108,900	8,127
	QBE Insurance Group Limited (Insurance)	265,300	7,928
	Toll Holdings Limited (Air Freight & logistics)	448,200	5,200
	Woolworths Limited (Food & staples retailing)	494,900	13,018
	WorleyParsons, Ltd. (Energy equipment & services)	217,500	8,135

			52,370

	Hong Kong - 2.5%
	Esprit Holdings Ltd. (Specialty retail)	511,100	8,098
	Li & Fung Ltd. (Distributors)	1,807,100	7,640

			15,738

	Singapore - 2.2%
	Capitaland, Ltd. (Real estate management & development)	2,508,900	13,740

	Emerging Asia -12.0%
	China - 5.3%
	China Communications Construction Co.Ltd.(Construction & enginerring)	2,467,000	5,852
	China Merchants Bank Co. Ltd (Commercial banks)	1,922,000	8,418
	China Oilfield Services (Energy equipment & services)	4,010,000	9,172
*	Country Garden Holdings Company (Real estate management & development)	2,116,000	3,587
	Nine Dragons Papers Hldgs Ltd. (Paper & forest product)	1,063,000	3,313
	Shandong Weigao Gp Medical (Health care equipment & supplies)	920,000	2,358

			32,700

	India - 2.3%
*	Bharti Airtel Limited (Wireless telecommunication services)	274,531	6,456
	Vedanta Resources Plc (Metals & mining)	187,000	7,732

			14,188

	Indonesia - 0.5%
	PT Bank Rakyat Indonesia (Commercial banks)	4,385,000	3,160

	Malaysia - 1.1%
	Bumiputra Commerce Holdings Bhd (Commercial banks)	1,225,500	3,841
	Kuala Lumpur Kepong Bhd (Food product)	753,200	2,915

			6,756

	South Korea - 0.6%
*	NHN Corp. (Internet Software & services)	16,600	3,822

	Taiwan - 2.2%
	Hon Hai Precision Industry Corp. (Electronic equipment & instruments)	1,125,656	8,479
	Mediatek, Inc. (Semiconductors & semiconductor equipment)	290,500	5,222

			13,701

	Canada- 3.6%
	Brookfield Asset Management, Inc. Class “A” (Real estate management & development)	183,500	7,038
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	200,100	9,110
	Shoppers Drug Mart Corporation (Food & staples retailing)	112,400	6,145

			22,293

		Shares or
	Issuer	Principal Amount
	Common Stocks-(continued)
	Emerging Latin America -3.1%
	Brazil - 2.6%
	Companhia Vale do Rio Doce .- ADR (Metals & mining)	484,600	$16,443

	Chile- 0.5%
*	Cencosud S.A. -ADR 144A (Specialty retail)	52,000	3,074

	Emerging Europe, Mid-East, Africa - 3.1%
	Egypt - 0.7%
	Egyptian Financial Group- Hermes Holding (Capital markets)	550,500	4,479

	South Africa - 1.4%
	MTN Group, Ltd. (Wireless telecommunication services)	359,200	5,446
	Naspers Ltd. (Media)	109,890	3,042

			8,488

	Russia - 0.4%
*	PIK Group (Real estate management & development)**	95,400	2,662

	United Arab Emirates - 0.6%
	Emaar Properties PJSC (Real estate management & development)	1,346,100	3,923

	Total Common Stock - 97.1% (cost $456,586)		603,737

	Preferred Stocks
	Brazil - 0.8%
	Petroleo Brasileiro S.A. (Oil, gas & consumable fuels)	150,400	4,870

	Total Preferred Stocks - 0.8% (cost $2,555)		4,870

	Investment in Affiliate
	William Blair Ready Reserves Fund	3,314,836	3,315

	Total Investment in Affiliate - 0.5% (cost $3,315)		3,315

	Short-Term Investments
	American Express Credit Corporation Demand Note, VRN, 4.978%, due 10/1/07	1,624,000	1,624
	Prudential Funding Demand Note, VRN, 5.180%, due 10/1/07	1,228,000	1,228

	Total Short-Term Investments -0.5% (cost $2,852)		2,852

	Total Investments - 98.9% (cost $465,308)		614,774
	Cash and other assets, less liabilities - 1.1%		6,608

	Net assets - 100.0%		$621,382

*	Non-income producing securities

ADR = American Depository Receipt

VRN= Variable Rate Note

**	Fair valued pursuant to Valuation Procedures adopted by the Board of Trustees. This holding represents 0.43% of the Fund’s net assets at September 30, 2007. This security was also deemed illiquid pursuant to Liquidity Procedures adopted by the Board of Trustees.

For securities, primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund uses an independent pricing service on a daily basis to fair value price the securities pursuant to Valuation Procedures adopted by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

At September 30, 2007 the Fund’s Portfolio of Investments includes the following industry categories:

Financials	24.6%
Industrials	19.0%
Consumer Staples	15.4%
Energy	9.8%
Materials	8.2%
Information Technology	6.8%
Consumer Discretionary	6.7%
Telecommunication Services	4.0%
Health Care	3.5%
Utilities	1.9%

Total	100.0%

At September 30, 2007 the Fund’s Portfolio of Investments includes the following currency categories:

Euro	21.9%
British Pound Sterling	16.9%
Japanese Yen	14.4%
Swiss Franc	10.9%
Australian Dollar	8.6%
Hong Kong Dollar	8.0%
Canadian Dollar	3.7%
United States Dollar	3.6%
Singapore Dollar	2.3%
Taiwan Dollar	2.3%
South African Rand	1.4%
Indian Rupee	1.1%
Malaysian Ringgit	1.1%
All Other Currencies	3.9%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following sixteen portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Portfolios
Growth	International Growth
Tax-Managed Growth	International Equity
Large Cap Growth	International Small Cap Growth
Small Cap Growth	Emerging Markets Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Growth	Institutional International Equity
Value Discovery
Fixed Income Portfolios
Bond
Income

Money Market Portfolio
Ready Reserves

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed Income
Bond	Total return through a combination of income and capital appreciation.
Income	High level of current income relative to stability of principal.
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities and options is determined by valuing securities traded on national securities exchanges or markets or in the over-the-counter markets at the last sales price or, if applicable, the official closing price or, in the absence of a sale on the date of valuation, at the latest bid price.

For international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), the Portfolios use an independent pricing service on a daily basis to estimate the fair value price as of the close of regular trading on the New York Stock Exchange. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of international securities to no longer be representative of their market price or accurate. In addition, quarterly the Board of Trustees receives a report which compares the fair value prices used to calculate the net asset value to the next day’s opening local prices. Otherwise, the value of foreign equity securities is determined based on the last sale price on the foreign exchange or market on which it is primarily traded or, if there have been no sales during that day, at the latest bid price. Foreign currency forward contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the date of valuation.

Long-term, fixed income securities are valued based on market quotations, or by independent pricing services that use prices provided by market makers or by estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Investments in other funds are valued at the underlying fund’s net asset value on the date of valuation. Other securities, and all other assets, including securities for which a market price is not available, or the value of which is affected by a significant valuation event, are valued at fair value as determined in good faith by the Pricing or Valuation Committee, in accordance with the Fund’s Valuation Procedures approved by the Board of Trustees. As of September 30, 2007, there were securities held in the Small Cap Growth, International Equity, Emerging Markets Growth, and Institutional International Equity Portfolios requiring fair valuation pursuant to the Fund’s valuation procedures. Short-term securities held in the Ready Reserves Fund are valued at amortized cost, which approximates market value.

(c) Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, except for those dividends from certain foreign securities which are recorded as soon as the information is available. Foreign currency gains and losses associated with fluctuations in the foreign currency rate versus the United States dollar are recorded in the Statement of Operations as a component of the net realized gain (loss) on foreign currency transactions and other assets and liabilities.

Premiums and discounts are accreted and amortized on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

Interest income is determined on the basis of the interest accrued, adjusted for amortization of premium or discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Bond Income, and the Ready Reserves Portfolios were the rates in effect on September 30, 2007. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the period ended September 30, 2007, the Bond and Income Portfolios recognized an increase or reduction of interest income and an increase or reduction of net realized gain (loss) of $4 and ($1,364) respectively (in thousands). This reclassification has no effect on the net asset value of the Portfolios.

Security and shareholder transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security and shareholder transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses from securities transactions are recognized on the basis of high cost lot sell selection.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

(d) Foreign Currency Translation and Forward Foreign Currency Contracts

The International Growth, International Equity, International Small Cap Growth, Emerging Markets Growth, Institutional International Growth and Institutional International Equity Portfolios may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open foreign currency forward contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Portfolio’s NAV, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

The Portfolios may enter into foreign currency forward contracts (1) as a means of managing the risks associated with changes in the exchange rates for the purchase or sale of a specific amount of a particular foreign currency, and (2) to hedge the value, in U.S. dollars, of portfolio securities. Gains and losses from foreign currency transactions associated with purchases and sales of investments and foreign currency forward contracts are included with the net realized and unrealized gain or loss on investments. For tax purposes these foreign currency gains and losses are treated as ordinary income.

(e) Income Taxes

Each Portfolio intends to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies and, therefore, no provision for Federal income taxes has been made in the accompanying financial statements since each Portfolio intends to distribute substantially all of its taxable income to its shareholders and be relieved of all Federal income taxes.

(f) New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the fund’s last NAV calculation in the first required financial statement reporting period. Management has evaluated the implications of FIN 48 and has determined it does not have an impact on the financial statements as of June 30, 2007.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact that FAS 157 will have on the Funds’ financial statements.

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at September 30, 2007 were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ ( Depreciation )
Growth	$281,099	$75,988	$3,246	$72,742
Tax-Managed Growth	8,450	2,850	78	2,772
Large Cap Growth	25,342	5,280	272	5,008
Small Cap Growth	1,183,759	247,036	105,897	141,139
Mid Cap Growth	38,665	5,270	742	4,528
Small-Mid Cap Growth	101,458	19,521	2,551	16,970
International Growth	5,732,960	2,298,831	98,145	2,200,686
International Equity	303,047	88,081	3,827	84,254
International Small Cap Growth	323,867	73,946	10,412	63,534
Emerging Markets Growth	836,212	336,233	14,921	321,312
Value Discovery	60,709	5,847	3,978	1,869
Bond	60,004	384	445	(61)
Income	236,125	1,305	6,646	(5,341)
Ready Reserves	1,342,939	—	—	—
Institutional International Growth	1,568,845	667,079	27,803	639,276
Institutional International Equity	474,848	146,217	6,235	139,982

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: November 29, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: November 29, 2007

By:	/s/ Terence M. Sullivan
Terence M. Sullivan
Treasurer (Principal Financial Officer)

Date: November 29, 2007